Vanguard® Core Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (36.6%)
U.S. Government Securities (14.7%)
	United States Treasury Note/Bond	3.875%	7/15/2028	25,956	25,808
	United States Treasury Note/Bond	1.125%	8/31/2028	21,070	19,753
	United States Treasury Note/Bond	3.500%	11/15/2028	25,000	24,624
[1]	United States Treasury Note/Bond	1.875%	2/28/2029	50,000	47,137
[2,3]	United States Treasury Note/Bond	4.625%	4/30/2029	73,231	74,109
	United States Treasury Note/Bond	4.250%	1/31/2030	39,175	39,267
	United States Treasury Note/Bond	4.000%	7/31/2030	36,000	35,741
	United States Treasury Note/Bond	4.125%	8/31/2030	7,873	7,852
	United States Treasury Note/Bond	4.125%	7/31/2031	38,725	38,571
	United States Treasury Note/Bond	3.750%	8/31/2031	36,748	35,944
	United States Treasury Note/Bond	4.125%	2/29/2032	26,490	26,336
	United States Treasury Note/Bond	2.875%	5/15/2032	33,994	31,563
	United States Treasury Note/Bond	4.375%	5/15/2034	37,123	37,146
	United States Treasury Note/Bond	4.625%	2/15/2035	37,266	37,866
	United States Treasury Note/Bond	4.000%	11/15/2035	2,400	2,322
	United States Treasury Note/Bond	4.125%	2/15/2036	30,605	29,867
	United States Treasury Note/Bond	4.375%	5/15/2036	40,300	40,087
	United States Treasury Note/Bond	4.750%	2/15/2037	7,100	7,297
	United States Treasury Note/Bond	4.375%	2/15/2038	8,300	8,226
[3]	United States Treasury Note/Bond	4.250%	5/15/2039	12,400	11,975
	United States Treasury Note/Bond	4.500%	8/15/2039	9,800	9,666
[3,4]	United States Treasury Note/Bond	4.375%	11/15/2039	11,400	11,074
	United States Treasury Note/Bond	1.125%	5/15/2040	10,539	6,669
	United States Treasury Note/Bond	4.375%	5/15/2040	5,200	5,029
	United States Treasury Note/Bond	1.125%	8/15/2040	15,640	9,800
	United States Treasury Note/Bond	4.250%	11/15/2040	5,900	5,599
	United States Treasury Note/Bond	1.875%	2/15/2041	8,200	5,690
	United States Treasury Note/Bond	4.750%	2/15/2041	2,713	2,713
	United States Treasury Note/Bond	2.250%	5/15/2041	6,200	4,523
	United States Treasury Note/Bond	1.750%	8/15/2041	13,500	9,047
	United States Treasury Note/Bond	3.750%	8/15/2041	3,000	2,667
	United States Treasury Note/Bond	2.000%	11/15/2041	8,400	5,819
	United States Treasury Note/Bond	3.125%	11/15/2041	7,897	6,452
	United States Treasury Note/Bond	2.375%	2/15/2042	12,834	9,367
	United States Treasury Note/Bond	3.125%	2/15/2042	7,211	5,864
	United States Treasury Note/Bond	3.000%	5/15/2042	13,992	11,139
	United States Treasury Note/Bond	2.750%	8/15/2042	15,900	12,152
	United States Treasury Note/Bond	3.375%	8/15/2042	2,866	2,392
	United States Treasury Note/Bond	3.875%	2/15/2043	7,000	6,206
	United States Treasury Note/Bond	3.875%	5/15/2043	3,388	2,995
	United States Treasury Note/Bond	3.625%	8/15/2043	5,000	4,260
	United States Treasury Note/Bond	4.375%	8/15/2043	6,093	5,732
	United States Treasury Note/Bond	3.125%	8/15/2044	7,004	5,481
	United States Treasury Note/Bond	4.125%	8/15/2044	3,189	2,884
	United States Treasury Note/Bond	3.000%	11/15/2044	2,376	1,817
	United States Treasury Note/Bond	4.625%	11/15/2044	2,439	2,352
[3]	United States Treasury Note/Bond	2.500%	2/15/2045	30,400	21,326
	United States Treasury Note/Bond	4.750%	2/15/2045	11,600	11,348
	United States Treasury Note/Bond	2.875%	8/15/2045	3,100	2,300
	United States Treasury Note/Bond	4.875%	8/15/2045	10,000	9,924
	United States Treasury Note/Bond	3.000%	11/15/2045	1,000	755
	United States Treasury Note/Bond	2.500%	2/15/2046	9,900	6,829
	United States Treasury Note/Bond	2.500%	5/15/2046	10,300	7,076
	United States Treasury Note/Bond	2.750%	8/15/2047	7,300	5,162
	United States Treasury Note/Bond	2.750%	11/15/2047	5,200	3,666
	United States Treasury Note/Bond	3.000%	2/15/2048	5,086	3,744
	United States Treasury Note/Bond	3.125%	5/15/2048	7,900	5,933
	United States Treasury Note/Bond	3.000%	8/15/2048	9,100	6,667
	United States Treasury Note/Bond	3.375%	11/15/2048	10,800	8,442
	United States Treasury Note/Bond	3.000%	2/15/2049	8,370	6,103
	United States Treasury Note/Bond	2.875%	5/15/2049	6,800	4,829
	United States Treasury Note/Bond	2.250%	8/15/2049	3,142	1,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.375%	11/15/2049	8,800	5,605
	United States Treasury Note/Bond	2.000%	2/15/2050	15,200	8,855
[1]	United States Treasury Note/Bond	1.250%	5/15/2050	16,044	7,629
[3]	United States Treasury Note/Bond	1.375%	8/15/2050	15,660	7,678
	United States Treasury Note/Bond	1.625%	11/15/2050	14,521	7,589
	United States Treasury Note/Bond	1.875%	2/15/2051	30,870	17,155
	United States Treasury Note/Bond	2.375%	5/15/2051	17,655	11,043
[2]	United States Treasury Note/Bond	2.000%	8/15/2051	15,700	8,939
	United States Treasury Note/Bond	1.875%	11/15/2051	10,700	5,879
	United States Treasury Note/Bond	2.250%	2/15/2052	9,000	5,420
	United States Treasury Note/Bond	2.875%	5/15/2052	9,800	6,779
	United States Treasury Note/Bond	3.000%	8/15/2052	14,273	10,117
	United States Treasury Note/Bond	4.000%	11/15/2052	9,525	8,146
	United States Treasury Note/Bond	3.625%	2/15/2053	12,742	10,191
	United States Treasury Note/Bond	3.625%	5/15/2053	7,659	6,119
	United States Treasury Note/Bond	4.125%	8/15/2053	13,200	11,529
	United States Treasury Note/Bond	4.750%	11/15/2053	13,566	13,120
	United States Treasury Note/Bond	4.250%	2/15/2054	9,000	8,028
	United States Treasury Note/Bond	4.625%	5/15/2054	12,000	11,396
	United States Treasury Note/Bond	4.250%	8/15/2054	11,400	10,179
	United States Treasury Note/Bond	4.500%	11/15/2054	10,800	10,055
	United States Treasury Note/Bond	4.625%	2/15/2055	10,800	10,267
	United States Treasury Note/Bond	4.750%	5/15/2055	11,700	11,350
	United States Treasury Note/Bond	4.750%	8/15/2055	10,400	10,091
	United States Treasury Note/Bond	4.625%	11/15/2055	7,000	6,660
					1,074,756
Conventional Mortgage-Backed Securities (14.6%)
[5]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2052	36,766	30,163
[5,6]	Ginnie Mae II Pool	2.500%	12/20/2050–7/15/2056	36,523	31,205
[5]	Ginnie Mae II Pool	3.000%	12/20/2045–4/20/2052	38,774	34,548
[5]	Ginnie Mae II Pool	3.500%	5/20/2046–6/20/2052	27,136	24,811
[5]	Ginnie Mae II Pool	4.000%	9/20/2047–11/20/2052	22,299	21,038
[5]	Ginnie Mae II Pool	4.500%	9/20/2052–3/20/2056	37,240	35,963
[5,6]	Ginnie Mae II Pool	5.000%	10/20/2052–7/15/2056	72,765	72,037
[5,6]	Ginnie Mae II Pool	5.500%	12/20/2052–7/15/2056	59,299	59,958
[5,6]	Ginnie Mae II Pool	6.000%	12/20/2052–7/15/2056	26,974	27,747
[5,6]	Ginnie Mae II Pool	6.500%	9/20/2053–7/15/2056	8,318	8,645
[5]	Ginnie Mae II Pool	7.000%	2/20/2055	329	341
[5,7]	UMBS Pool	1.500%	11/1/2050–3/1/2051	22,395	17,190
[5,7]	UMBS Pool	2.000%	9/1/2040–5/1/2052	178,925	145,190
[5,6,7]	UMBS Pool	2.500%	8/1/2040–7/25/2056	134,289	114,789
[5,7]	UMBS Pool	3.000%	5/1/2042–10/1/2053	90,426	80,096
[5,7]	UMBS Pool	3.500%	6/1/2038–1/1/2053	49,596	45,424
[5,7]	UMBS Pool	4.000%	12/1/2039–1/1/2054	40,038	37,823
[5,6,7]	UMBS Pool	4.500%	2/1/2040–2/1/2056	54,317	52,650
[5,6,7]	UMBS Pool	5.000%	7/1/2040–7/25/2056	156,612	154,795
[5,6,7]	UMBS Pool	5.500%	5/1/2039–7/25/2056	21,985	23,315
[5,6,7]	UMBS Pool	6.500%	9/1/2053–7/25/2056	43,425	45,274
					1,063,002
Nonconventional Mortgage-Backed Securities (7.3%)
[5,7]	Fannie Mae Pool	1.646%	8/1/2051	1,213	1,156
[5,7]	Fannie Mae Pool	1.666%	8/1/2051	1,688	1,611
[5,7]	Fannie Mae Pool	1.668%	8/1/2051	1,409	1,345
[5,7]	Fannie Mae Pool	1.772%	8/1/2051	852	816
[5,7]	Fannie Mae Pool	1.858%	10/1/2051	1,096	1,046
[5,7]	Fannie Mae Pool	3.836%	4/1/2056	1,246	1,212
[5,7]	Fannie Mae Pool	4.305%	2/1/2056	12,687	12,435
[5,7]	Fannie Mae Pool	4.523%	9/1/2055	4,476	4,423
[5,7]	Fannie Mae Pool	4.553%	10/1/2055	6,223	6,158
[5,7]	Fannie Mae Pool	4.592%	3/1/2056	3,080	3,062
[5,7]	Fannie Mae Pool	4.606%	6/1/2056	5,880	5,846
[5,7]	Fannie Mae Pool	4.617%	8/1/2055	2,144	2,138
[5,7]	Fannie Mae Pool	4.633%	3/1/2056	1,989	1,979
[5,7]	Fannie Mae Pool	4.637%	3/1/2056	6,414	6,386
[5,7]	Fannie Mae Pool	4.665%	4/1/2056	1,839	1,831
[5,7]	Fannie Mae Pool	4.713%	1/1/2056	2,282	2,277
[5,7]	Fannie Mae Pool	4.738%	5/1/2056	13,040	12,966
[5,7]	Fannie Mae Pool	4.848%	12/1/2055	1,530	1,523
[5,7]	Fannie Mae Pool	4.858%	12/1/2055	6,447	6,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Fannie Mae Pool	4.891%	6/1/2056	2,418	2,409
[5,7]	Fannie Mae Pool	4.907%	4/1/2056	1,628	1,626
[5,7]	Fannie Mae Pool	4.914%	6/1/2056	12,956	12,942
[5,7]	Fannie Mae Pool	4.920%	4/1/2056	2,173	2,169
[5,7]	Fannie Mae Pool	4.939%	11/1/2055	8,093	8,096
[5,7]	Fannie Mae Pool	4.969%	11/1/2055	2,818	2,821
[5,7]	Fannie Mae Pool	4.977%	3/1/2056	5,226	5,230
[5,7]	Fannie Mae Pool	4.992%	8/1/2055	2,457	2,472
[5,7]	Fannie Mae Pool	5.025%	4/1/2056	1,139	1,136
[5,7]	Fannie Mae Pool	5.037%	3/1/2056	3,574	3,590
[5,7]	Fannie Mae Pool	5.044%	4/1/2056	2,583	2,590
[5,7]	Fannie Mae Pool	5.047%	12/1/2055	4,933	4,952
[5,7]	Fannie Mae Pool	5.059%	1/1/2056	3,656	3,670
[5,7]	Fannie Mae Pool	5.084%	12/1/2055–5/1/2056	3,724	3,744
[5,7]	Fannie Mae Pool	5.093%	10/1/2055	4,300	4,327
[5,7]	Fannie Mae Pool	5.113%	6/1/2056	2,750	2,762
[5,7]	Fannie Mae Pool	5.115%	5/1/2056	2,497	2,496
[5,7]	Fannie Mae Pool	5.117%	10/1/2055	1,097	1,103
[5,7]	Fannie Mae Pool	5.133%	9/1/2055	2,295	2,309
[5,7]	Fannie Mae Pool	5.146%	6/1/2056	2,210	2,220
[5,7]	Fannie Mae Pool	5.167%	12/1/2055	1,015	1,022
[5,7]	Fannie Mae Pool	5.368%	5/1/2055	1,443	1,461
[5,7]	Fannie Mae REMICS	1.000%	8/25/2050	1,338	1,061
[5,7]	Fannie Mae REMICS	1.250%	5/25/2050	565	453
[5,7]	Fannie Mae REMICS	1.500%	1/25/2051	2,458	1,938
[5,7]	Fannie Mae REMICS	1.750%	9/25/2049	4,949	4,208
[5,7]	Fannie Mae REMICS	2.500%	4/25/2043–11/25/2049	13,201	11,504
[5,7]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	20,639	18,133
[5,7]	Fannie Mae REMICS	3.500%	10/25/2042–5/25/2047	4,323	3,978
[5,7]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	3,256	3,071
[5,7]	Fannie Mae REMICS	5.500%	8/25/2053–3/25/2054	5,015	5,000
[5,7]	Fannie Mae REMICS	6.000%	9/25/2053	948	973
[5,7]	Fannie Mae REMICS	6.500%	11/25/2053	1,783	1,868
[5,7,8]	Fannie Mae REMICS, SOFR30A + 1.100%	4.728%	4/25/2056	6,070	6,067
[5,7,8]	Fannie Mae REMICS, SOFR30A + 1.400%	5.028%	6/25/2056	30,052	30,152
[5,7,8]	Fannie Mae REMICS, SOFR30A + 1.450%	5.078%	6/25/2056	42,899	43,116
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.627%	1/1/2056	637	629
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	7,438	7,380
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.100%	4.722%	5/1/2056	1,216	1,210
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.042%	9/1/2055	1,219	1,221
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.124%	4.968%	2/1/2056	12,944	12,930
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.138%	4.608%	5/1/2056	4,746	4,681
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.147%	5.182%	11/1/2055	1,364	1,371
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.130%	12/1/2055	4,446	4,459
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.157%	5.024%	6/1/2056	5,915	5,911
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.158%	5.255%	5/1/2056	3,208	3,222
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.169%	5.259%	10/1/2055	626	629
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.175%	5.054%	5/1/2056	5,034	5,035
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	781	784
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.186%	5.166%	10/1/2055	1,732	1,740
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.221%	5.145%	8/1/2055	3,403	3,415
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	4.557%	10/1/2055	2,029	2,001
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.247%	5.134%	1/1/2056	4,687	4,707
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.265%	5.195%	6/1/2056	4,230	4,256
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.296%	4.954%	12/1/2055	3,973	3,963
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	958	959
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	1,633	1,636
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.353%	10/1/2055	779	783
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.163%	10/1/2055	1,204	1,209
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.284%	9/1/2055	1,529	1,539
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.289%	9/1/2055	1,456	1,466
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.637%	6/1/2056	2,239	2,203
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.676%	5/1/2056	1,288	1,269
[5,7,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.798%	4/1/2056	1,303	1,294
[5,7]	Freddie Mac REMICS	1.000%	8/25/2050–9/25/2050	1,537	1,157
[5,7]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	4,728	4,076
[5,7]	Freddie Mac REMICS	2.500%	11/25/2040–12/25/2050	19,593	17,176
[5,7]	Freddie Mac REMICS	3.000%	2/15/2044–9/25/2049	19,855	17,788
[5,7]	Freddie Mac REMICS	3.500%	3/15/2042–3/15/2047	10,008	9,174
[5,7]	Freddie Mac REMICS	4.000%	2/15/2042–6/25/2052	25,763	23,936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Freddie Mac REMICS	5.250%	8/25/2055	2,708	2,697
[5,7]	Freddie Mac REMICS	5.500%	5/25/2054	1,915	1,924
[5,7]	Freddie Mac REMICS	6.000%	10/25/2053–6/25/2054	4,949	5,036
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	11/20/2055–1/20/2056	4,706	4,585
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–5/20/2056	18,789	18,593
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	16,758	16,799
[5]	Ginnie Mae REMICS	1.000%	4/20/2051	647	494
[5]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	4,720	3,670
[5]	Ginnie Mae REMICS	1.375%	8/20/2050	9,247	7,240
[5]	Ginnie Mae REMICS	1.500%	2/20/2050	496	394
[5]	Ginnie Mae REMICS	2.500%	10/20/2043–11/20/2049	5,709	4,992
[5]	Ginnie Mae REMICS	3.500%	4/20/2047–5/20/2048	3,506	3,281
[5]	Ginnie Mae REMICS	4.000%	8/20/2041	6,500	6,146
[5]	Ginnie Mae REMICS	5.000%	9/20/2055	6,560	6,491
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.820%	3.000%	2/20/2052	8,460	7,435
[5,8]	Ginnie Mae REMICS, SOFR30A + 1.350%	4.959%	7/20/2055	6,780	6,855
					533,155
Total U.S. Government and Agency Obligations (Cost $2,694,701)					2,670,913
Asset-Backed/Commercial Mortgage-Backed Securities (13.5%)
[5,9]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	170	170
[5,9]	Affirm Asset Securitization Trust Series 2026-X1	4.590%	4/15/2031	220	220
[5,9]	Affirm Asset Securitization Trust Series 2026-X1	4.820%	4/15/2031	240	239
[5,9]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	3,170	3,145
[5,9]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	190	188
[5,9]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	1,560	1,546
[5,9]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	2,900	2,884
[5,9]	Affirm Master Trust Series 2026-1A	4.720%	2/15/2034	680	675
[5,9]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	280	278
[5,9]	Affirm Master Trust Series 2026-2A	4.670%	4/16/2035	2,380	2,371
[5,9]	Affirm Master Trust Series 2026-2A	5.070%	4/16/2035	1,300	1,293
[5,6,9]	Aligned Data Centers Issuer LLC Series 2026-1A	5.909%	6/15/2056	2,170	2,175
[5,9]	Ally Bank Series 2026-A	4.709%	3/15/2034	399	398
[5,9]	Ally Bank Series 2026-A	4.856%	3/15/2034	538	537
[5,9]	Ally Bank Series 2026-A	5.248%	3/15/2034	250	250
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	132	133
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	111	111
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	124	124
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	266	266
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	383	383
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	162	162
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	543	541
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	205	204
[5,9]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	100	99
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	100
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	230	232
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	340	332
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	220	212
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	750	715
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	810	787
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	650	623
[5,9]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2043	480	454
[5,9]	Apidos CLO XLVII Ltd. Series 2024-47A	4.917%	4/26/2039	2,140	2,143
[5,9]	Apidos CLO XLVII Ltd. Series 2024-47A	5.247%	4/26/2039	1,260	1,260
[5,9]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	100	101
[5,9]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	360	359
[5,9]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	280	280
[5,9]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	280	281
[5,9]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	380	382
[5,9]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	200	201
[5,9]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	310	312
[5,9]	AutoNation Finance Trust Series 2026-1A	4.180%	6/11/2031	1,090	1,079
[5,9]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	300	297
[5,9]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	1,030	1,019
[5,9]	AutoNation Finance Trust Series 2026-2A	5.110%	6/15/2032	660	662
[5,9]	AutoNation Finance Trust Series 2026-2A	5.750%	5/15/2034	930	932
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	101
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	475	489
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	770	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	1,305	1,309
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	120	121
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	250	252
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	120	123
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	790	779
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	820	807
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	520	511
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-3A	4.820%	4/20/2031	2,560	2,560
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-3A	5.210%	4/20/2031	520	519
[5,9]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.090%	12/20/2032	2,070	2,072
[5,9]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.480%	12/20/2032	560	561
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.825%	10/20/2036	1,550	1,551
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.225%	10/20/2036	1,040	1,038
[5]	BANK Series 2017-BNK8	3.488%	11/15/2050	50	49
[5]	BANK Series 2018-BNK15	4.407%	11/15/2061	700	693
[5]	BANK Series 2019-BNK16	4.005%	2/15/2052	335	328
[5]	BANK Series 2019-BNK24	2.960%	11/15/2062	330	310
[5]	BANK Series 2021-BNK35	2.285%	6/15/2064	140	123
[5]	BANK Series 2022-BNK40	3.502%	3/15/2064	2,455	2,273
[5]	BANK Series 2022-BNK40	3.502%	3/15/2064	500	480
[5]	BANK Series 2022-BNK40	3.502%	3/15/2064	60	54
[5]	BANK Series 2022-BNK41	3.915%	4/15/2065	190	179
[5]	BANK Series 2024-5YR7	5.769%	6/15/2057	1,190	1,217
[5]	BANK Series 2024-BNK48	5.053%	10/15/2057	1,620	1,619
[5]	BANK Series 2024-BNK48	5.355%	10/15/2057	310	308
[5]	BANK Series 2025-BNK49	6.025%	3/15/2058	550	569
[5]	BANK Series 2025-BNK50	6.072%	5/15/2068	260	270
[5,6]	BANK Series 2026-BNK52	5.586%	6/15/2036	1,070	1,109
[5,6]	BANK Series 2026-BNK52	5.839%	6/15/2036	1,760	1,825
[5,9]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	100	101
[5,9]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	170	170
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	440	425
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	110	104
[5,8,9]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	650	650
[5,8,9]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.500%	5.173%	1/15/2038	1,710	1,706
[5,9]	Barings Equipment Finance LLC Series 2026-A	4.240%	11/13/2045	480	473
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	660	660
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	890	889
[5,9]	Bayview MSR Opportunity Master Fund Trust Series 2021-2	2.500%	6/25/2051	133	110
[5,9]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	577	474
[5,6,9,10]	Bbam US CLO VII Ltd. Series 2026-7A	0.000%	7/27/2039	2,570	2,570
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	2,000	1,970
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	120	106
[5]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	500	480
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	50	49
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	1,500	1,534
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	435	446
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	910	917
[5]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	350	360
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	250	262
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	170	174
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	950	977
[5]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	550	568
[5]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	1,150	1,200
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	500	518
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	190	195
[5]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	1,000	1,013
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	960	867
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	315	310
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	225	218
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	500	514
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	270	273
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	360	368
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	930	931
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.225%	10/20/2038	1,060	1,059
[5,9]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.830%	10/10/2042	1,080	1,068
[5,9]	BHG Owner Loan Trust Series 2026-1CON	4.810%	6/17/2037	925	922
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	105	111
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	75	78
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	500	510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	500	516
[5]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	120	124
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	690	720
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	200	205
[5]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	190	194
[5]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	820	852
[5]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	360	374
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	1,480	1,505
[5]	BMO Mortgage Trust Series 2026-5C15	5.684%	6/25/2059	3,300	3,397
[5]	BMO Mortgage Trust Series 2026-5C15	5.984%	6/25/2059	1,970	2,024
[5]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	2,450	2,484
[5]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	1,110	1,110
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	460	460
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	370	369
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	940	929
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-2	4.880%	2/17/2032	500	498
[5,9]	BVCLN LLC Series 2026-CRD1	5.190%	9/25/2034	4,360	4,361
[5,9]	BX Commercial Mortgage Trust Series 2026-VLT10	5.358%	7/13/2058	3,520	3,421
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/2041	1,840	1,738
[5,9]	BX Trust Series 2025-ARIA	5.199%	12/13/2042	2,320	2,324
[5]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	3,350	3,285
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	100	100
[5,8,9]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	1,340	1,340
[5,8,9]	Capital Street Master Trust Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	3,380	3,380
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	110	111
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	80	81
[5]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	747	749
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	50	50
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	50	50
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	40	40
[5]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	1,060	1,065
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	230	231
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	100	101
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	80	81
[5]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	220	221
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	130	132
[5]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	540	540
[5]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	360	359
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	190	190
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	220	220
[5]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	280	279
[5]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	110	110
[5]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	430	426
[5]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	180	178
[5]	CarMax Auto Owner Trust Series 2026-2	4.750%	6/15/2032	870	862
[5]	CarMax Auto Owner Trust Series 2026-2	5.100%	4/18/2033	180	179
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	500	501
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	150	147
[5,9]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	1,180	1,178
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	169	169
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	169	169
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	125	126
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	125	127
[5,9]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	50	51
[5,9]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	450	453
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	290	292
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	230	233
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	150	149
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	660	658
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	200	200
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	160	160
[5,9]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	250	249
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	180	178
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	130	128
[5,9]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	380	374
[5,9]	Chase Auto Owner Trust Series 2026-1A	4.900%	5/25/2032	560	561
[5,9]	Chase Auto Owner Trust Series 2026-1A	5.110%	6/25/2032	320	321
[5,9]	Chase Auto Owner Trust Series 2026-1A	5.560%	9/26/2033	760	761
[5,9]	Chase Home Lending Mortgage Trust Series 2026-AGY1	5.000%	2/25/2057	4,700	4,650
[5,8,9]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	600	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8,9]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.450%	5.122%	1/21/2037	1,760	1,756
[5,8,9]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.250%	4.916%	10/23/2038	230	230
[5,8,9]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.550%	5.216%	10/23/2038	430	430
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	810	797
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	220	217
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	2,010	1,898
[5,9]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	2,084	2,127
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	197	199
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	100	94
[5,9]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	1,790	1,751
[5,9]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	1,820	1,796
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	1,880	1,857
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	1,110	1,098
[5,9]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	2,080	2,082
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.628%	5/25/2044	233	233
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.628%	7/25/2044	89	89
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	446	447
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.578%	1/25/2045	183	183
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.628%	2/25/2045	361	361
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.078%	3/25/2045	354	356
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	585	586
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.528%	9/25/2045	399	399
[5,8,9]	Connecticut Avenue Securities Trust Series 2026-R02, SOFR30A + 0.950%	4.578%	2/25/2046	4,435	4,439
[5,8,9]	Connecticut Avenue Securities Trust Series 2026-R03, SOFR30A + 1.100%	4.728%	4/25/2046	1,466	1,470
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	500	472
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	396	388
[5,9]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	1,244	1,229
[5,9]	DB Master Finance LLC Series 2026-1A	5.200%	5/20/2056	4,370	4,367
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	2,200	1,962
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	100	100
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/2030	100	100
[5,9]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	100
[5,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	100	101
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	230	229
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	250	248
[5,9]	Dell Equipment Finance Trust Series 2026-1A	4.800%	12/22/2031	340	339
[5,9]	Dell Equipment Finance Trust Series 2026-1A	5.190%	11/22/2032	130	130
[5,9]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	370	372
[5,9]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	160	161
[5,9]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	940	938
[5,9]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	700	699
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	499	479
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	1,900	1,883
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	1,190	1,184
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	100	101
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	210	210
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	310	311
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	2,520	2,529
[5]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	2,580	2,555
[5,8,9]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	380	380
[5,9]	Dryden 42 Senior Loan Fund Series 2016-42A	5.525%	7/15/2037	1,930	1,930
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.901%	11/15/2038	1,160	1,162
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.251%	11/15/2038	1,300	1,304
[5,9]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	1,000	1,005
[5,9]	Ellington Financial Mortgage Trust Series 2026-AE3	5.500%	6/25/2061	17,790	17,766
[5,9]	Ellington Financial Mortgage Trust Series 2026-AE4	5.500%	6/25/2061	23,229	23,211
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.893%	10/15/2038	850	850
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.223%	10/15/2038	660	659
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	330	331
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	310	311
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	280	282
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	680	679
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	720	720
[5,9]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	1,950	1,951
[5,9]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	1,480	1,458
[5,9]	Enterprise Fleet Financing LLC Series 2026-1	4.290%	9/20/2032	1,440	1,426
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	140	141
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	190	191
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	460	457
[5]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	2,270	2,259
[5]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	1,120	1,104
[5]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	2,650	2,617
[5]	Exeter Automobile Receivables Trust Series 2026-3A	4.920%	10/15/2032	1,970	1,967
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	90	90
[5]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	150	149
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	260	261
[5,9]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	440	436
[5,9]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	330	326
[5,9]	First Investors Auto Owner Trust Series 2026-1A	5.380%	7/15/2032	1,410	1,415
[5,9]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	1,440	1,442
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	180	181
[5,9]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	2,203	1,818
[5,9]	Flagstar Mortgage Trust Series 2021-7	2.500%	8/25/2051	1,200	814
[5,9]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	554	458
[5,9]	Flagstar Mortgage Trust Series 2021-12	2.500%	11/25/2051	1,100	737
[5,9]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	2,280	2,280
[5,9]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	690	688
[5]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	240	241
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	120	121
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	390	389
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	125	126
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	170	172
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	400	398
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	170	170
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	120	121
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	670	676
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	830	838
[5,9]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	660	655
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	840	844
[5]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	830	820
[5,9]	Ford Credit Auto Owner Trust Series 2026-1	4.320%	8/15/2038	6,080	6,011
[5,9]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	1,440	1,416
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	125	127
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	330	330
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	140	139
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	490	491
[5]	Ford Credit Floorplan Master Owner Trust A Series 2026-1	4.610%	5/15/2031	640	637
[5]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.850%	5/15/2033	270	268
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	4.978%	2/25/2044	989	993
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	4.878%	5/25/2044	76	76
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.678%	10/25/2044	199	200
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.878%	8/25/2044	293	295
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.578%	1/25/2045	55	55
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.728%	5/25/2045	305	306
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.578%	9/25/2045	2,431	2,435
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA4, SOFR30A + 0.900%	4.528%	10/25/2045	623	623
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.578%	2/25/2045	312	312
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	1,232	1,234
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.250%	4.878%	5/25/2046	2,388	2,391
[5,9]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	3,937	3,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	627	626
[5,9]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	1,660	1,686
[5,9]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	10,351	10,515
[5,9]	GCM CLO Ltd. Series 2026-1A	5.016%	7/20/2039	2,280	2,283
[5,9]	GCM CLO Ltd. Series 2026-1A	5.296%	7/20/2039	930	934
[5,9]	GGP Trust Series 2026-TY	4.825%	3/5/2043	2,720	2,680
[5,9]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	1,190	1,188
[5,9]	GLS Auto Receivables Issuer Trust Series 2026-2A	4.630%	9/16/2030	1,270	1,266
[5,9]	GLS Auto Receivables Issuer Trust Series 2026-2A	4.900%	1/15/2032	2,080	2,080
[5,9]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	1,460	1,441
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	142	142
[5]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	750	752
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	430	431
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	330	329
[5]	GM Financial Automobile Leasing Trust Series 2026-2	4.600%	5/20/2030	900	898
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	125	126
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	40	40
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	510	510
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	70	70
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	110	110
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	390	391
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	80	80
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	100	100
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	1,350	1,353
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	130	130
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	950	950
[5,9]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	280	282
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	105	106
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	125	127
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	100
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	130	131
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	230	230
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	360	361
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	260	260
[5,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	1,270	1,270
[5,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	5.067%	10/20/2039	1,180	1,177
[5,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	4.905%	4/20/2037	1,610	1,611
[5,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	5.275%	4/20/2037	480	481
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	320	320
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	1,040	1,030
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	3,690	3,379
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	120	109
[5]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	410	409
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	101
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	730	722
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	310	306
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	850	841
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	430	418
[5,9]	Hertz Vehicle Financing III LLC Series 2026-1A	5.090%	11/25/2030	1,820	1,821
[5,9]	Hertz Vehicle Financing III LLC Series 2026-1A	5.670%	11/25/2030	370	371
[5,9]	Hertz Vehicle Financing III LLC Series 2026-1A	6.450%	11/25/2030	740	741
[5,9]	Hertz Vehicle Financing III LLC Series 2026-2A	5.400%	11/25/2032	1,540	1,545
[5,9]	Hertz Vehicle Financing III LLC Series 2026-2A	6.080%	11/25/2032	1,050	1,053
[5,9]	Hertz Vehicle Financing III LLC Series 2026-2A	6.760%	11/25/2032	880	882
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	140	140
[5,9]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/2045	390	399
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	135	136
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	1,000	1,006
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	420	420
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	720	718
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	250	247
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	350	345
[5,9]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	580	479
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	137	137
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	685	685
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	1,589	1,584
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	1,537	1,522
[5,9]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	990	994
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	260	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	120	121
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	540	542
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	150	152
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	440	440
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	40	40
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	120	120
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	220	220
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	610	610
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	360	361
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	480	481
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	720	711
[5]	Hyundai Auto Receivables Trust Series 2026-B	5.010%	10/17/2033	1,450	1,453
[5,9]	INT Commercial Mortgage Trust Series 2025-PLAZA	5.041%	11/5/2037	430	428
[5,9]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	2,313	2,334
[5,9]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	839	847
[5,9]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	1,656	1,634
[5]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	600	597
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	2,411	2,074
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	1,104	912
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	2,110	1,821
[5,9]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	620	623
[5,9]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	230	230
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	70	70
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	50	50
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	30	30
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	30	31
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	150	150
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	130	130
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	80	80
[5,9]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	340	341
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	370	372
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	270	271
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	550	553
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	490	487
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	250	249
[5,9]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	260	258
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	240	236
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	420	414
[5,9]	LAD Auto Receivables Trust Series 2026-1A	4.420%	8/15/2033	710	697
[5,9]	LAD Auto Receivables Trust Series 2026-2A	4.690%	4/15/2033	290	289
[5,9]	LAD Auto Receivables Trust Series 2026-2A	4.940%	10/17/2033	380	377
[5,9]	LBTY Commercial Mortgage Trust Series 2026-225L	4.746%	2/10/2043	1,730	1,700
[5,8,9]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	660	660
[5,8,9]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.450%	5.117%	10/24/2037	1,730	1,726
[5,9]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	1,417	1,423
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	390	391
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	280	282
[5,9]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	1,673	1,649
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	630	632
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	240	241
[5,9]	Manhattan West Mortgage Trust Series 2026-2MW	5.498%	6/10/2048	3,750	3,777
[5,9]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	606	501
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	380	394
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	790	818
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	225	223
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,050	1,033
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	550	520
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	2,390	2,454
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	6.000%	9/25/2054	12,251	12,445
[5,8,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.778%	2/25/2061	14,869	14,757
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	758	759
[5,9]	Navient Education Loan Trust Series 2026-A	4.860%	9/15/2056	640	637
[5,9]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	750	746
[5,9]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	895	882
[5,9]	Navient Refinance Loan Trust Series 2026-B	5.070%	6/15/2056	2,120	2,119
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	702	690
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	860	851
[5,9]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	3,430	3,384
[5,8,9]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.909%	2/21/2061	2,203	2,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	1,490	1,490
[5]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	360	361
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	100	100
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	300	301
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	260	259
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	100	100
[5]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	270	271
[5,9]	NYC Commercial Mortgage Trust Series 2025-28L	4.824%	11/5/2038	340	337
[5,9]	NYC Trust Series 2026-9W57	5.053%	6/6/2040	2,500	2,489
[5,9]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	574	493
[5,9]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	2,450	2,097
[5,9]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	19,707	19,668
[5,8,9]	OBX Trust Series 2026-INV2, SOFR30A + 1.750%	5.378%	4/25/2056	41,836	41,791
[5,8,9]	OBX Trust Series 2026-INV4, SOFR30A + 1.700%	5.328%	5/25/2056	34,291	34,321
[5,8,9]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	660	659
[5,8,9]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.400%	5.080%	4/16/2038	930	928
[5,8,9]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	790	791
[5,8,9]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.550%	5.223%	1/24/2039	490	489
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	660	660
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.123%	10/15/2034	880	879
[5,9]	OneMain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	3,150	3,150
[5,9]	OneMain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	440	438
[5,9]	OneMain Financial Issuance Trust Series 2026-1A	4.980%	7/14/2039	3,120	3,132
[5,9]	OneMain Financial Issuance Trust Series 2026-1A	5.200%	7/14/2039	360	361
[5,9]	OneMain Financial Issuance Trust Series 2026-1A	5.400%	7/14/2039	770	772
[5,6,9,10]	Palmer Square CLO Ltd. Series 2026-2A	1.000%	7/20/2039	2,030	2,030
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	100	99
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	110	109
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	110	108
[5,9]	PenFed Auto Receivables Owner Trust Series 2026-A	5.170%	9/15/2032	290	290
[5,9]	PenFed Auto Receivables Owner Trust Series 2026-A	5.660%	7/17/2034	100	100
[5,9]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	265	266
[5,9]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	510	514
[5,9]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	1,280	1,286
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	1,630	1,627
[5,9]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	1,350	1,346
[5,9]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	440	438
[5,9]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	201	201
[5,9]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	603	604
[5,9]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	3,318	3,378
[5,9]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	12,376	12,321
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	2,135	2,168
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	1,442	1,448
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	890	888
[5,9]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	6,379	6,364
[5,9]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	2,302	2,338
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	4,056	4,054
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	5,013	5,007
[5,8,9]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	4.978%	10/1/2056	8,425	8,431
[5,8,9]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	4.978%	11/25/2056	14,042	14,052
[5,8,9]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.928%	12/25/2056	12,183	12,178
[5,9]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	16,149	15,771
[5,8,9]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.828%	1/25/2057	8,312	8,294
[5,9]	PMT Loan Trust Series 2026-CNF5	5.000%	6/25/2057	15,900	15,529
[5,9]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	6,351	6,349
[5,8,9]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.928%	1/25/2057	6,351	6,336
[5,9]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	18,713	18,641
[5,9]	PMT Loan Trust Series 2026-INV4	6.000%	3/25/2057	8,352	8,532
[5,8,9]	PMT Loan Trust Series 2026-INV4, SOFR30A + 1.450%	5.078%	3/25/2057	7,867	7,866
[5,9]	PMT Loan Trust Series 2026-INV5	5.500%	5/25/2057	10,453	10,432
[5,8,9]	PMT Loan Trust Series 2026-INV5, SOFR30A + 1.500%	5.128%	5/25/2057	3,156	3,156
[5,9]	PMT Loan Trust Series 2026-INV6	5.500%	6/25/2057	4,100	4,102
[5,8,9]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.778%	1/25/2057	3,388	3,368
[5,8,9]	PMT Loan Trust Series 2026-J3, SOFR30A + 1.800%	5.428%	6/25/2057	20,574	20,599
[5,9]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	250	250
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	98	94
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	124	118
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	209	199
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/17/2041	534	505
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	866	821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	90	85
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	586	552
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	820	772
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	330	307
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	1,400	1,343
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	620	584
[5,9]	Progress Residential Trust Series 2026-SFR2	4.240%	5/17/2043	1,520	1,467
[5,9]	Progress Residential Trust Series 2026-SFR2	4.320%	5/17/2043	890	849
[5,9]	Progress Residential Trust Series 2026-SFR3	4.000%	7/17/2043	1,530	1,458
[5,9]	Progress Residential Trust Series 2026-SFR3	4.200%	7/17/2043	570	539
[5,9]	QTS Issuer ABS II LLC Series 2025-1A	5.044%	10/5/2055	140	137
[5,9]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	2,940	2,904
[5,9]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	2,230	2,224
[5,6,9]	QTS Issuer ABS II LLC Series 2026-6A	5.340%	7/5/2056	1,070	1,070
[5,9]	RATE Mortgage Trust Series 2026-J2	5.000%	7/25/2056	17,400	17,011
[5,9]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	1,733	1,774
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	100	100
[5,9]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	160	159
[5,8,9]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.609%	12/20/2030	450	453
[5,9]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	950	920
[5,9]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	280	278
[5,9]	RKTL Trust Series 2026-2A	4.850%	5/25/2035	850	849
[5,9]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	1,580	1,581
[5,9]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	1,280	1,279
[5,8,9]	RR 41 Ltd. Series 2025-41A, TSFR3M + 1.250%	4.923%	10/15/2040	520	521
[5,9]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	2,400	2,400
[5,9]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	1,260	1,257
[5,9]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	2,150	2,130
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	99	100
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	170	170
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	310	309
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2026-A	4.953%	7/17/2034	250	250
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2026-A	5.247%	7/17/2034	250	250
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	75	75
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	125	128
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	180	182
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	190	193
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	1,090	1,093
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	2,290	2,296
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	200	202
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	6,415	6,469
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	2,520	2,520
[5]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	520	517
[5]	Santander Drive Auto Receivables Trust Series 2026-1	4.750%	4/15/2032	2,480	2,445
[5,9]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	240	241
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	90	91
[5,9]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	190	190
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	50	50
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	140	140
[5,9]	SCCU Auto Receivables Trust Series 2026-1A	4.360%	8/15/2031	720	715
[5,9]	SCCU Auto Receivables Trust Series 2026-1A	4.580%	5/17/2032	1,310	1,296
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	52	52
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	19	19
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	4.925%	12/29/2032	638	641
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	83	83
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	71	71
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	249	247
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	283	281
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	444	451
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	122	122
[5,9]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	23,577	21,643
[5,9]	Sequoia Mortgage Trust Series 2026-7	5.000%	6/25/2056	2,600	2,542
[5,9]	Sequoia Mortgage Trust Series 2026-7	5.290%	6/25/2056	18,500	18,319
[5,9]	Sequoia Mortgage Trust Series 2026-HYB2	4.629%	7/25/2056	12,300	12,057
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	125	127
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	125	127
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	470	471
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	180	180
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	1,300	1,304
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	260	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	80	81
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	480	485
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	230	231
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	920	924
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	740	735
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	1,010	1,001
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.070%	1/20/2032	1,620	1,593
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.270%	6/21/2032	1,310	1,286
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	3,330	3,270
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-2A	4.990%	7/20/2034	740	739
[5,9]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	1,318	1,291
[5,9]	SoFi Consumer Loan Program Series 2026-3	4.850%	6/25/2035	420	420
[5,9]	SoFi Consumer Loan Program Series 2026-3	5.090%	6/25/2035	1,370	1,372
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	620	617
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	310	309
[5,9]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	670	663
[5,9]	SoFi Consumer Loan Program Trust Series 2026-2	4.800%	3/25/2036	560	557
[5,9]	SoFi Consumer Loan Program Trust Series 2026-2	5.020%	3/25/2036	690	686
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	1,160	1,161
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	320	320
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	300	300
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	500	501
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	410	408
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.610%	4/22/2030	960	955
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.800%	12/20/2030	1,210	1,203
[5,6,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	4.750%	7/20/2030	470	470
[5,6,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	5.040%	3/20/2031	1,020	1,020
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	443	445
[5,9]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	236	238
[5,9]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	1,290	1,270
[5]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	520	523
[5,9]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	2,720	2,687
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	410	410
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	2,130	2,126
[5,9]	Tesla Sustainable Energy Business Trust Series 2026-1A	5.310%	5/20/2052	1,290	1,293
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	255	256
[5,9]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	1,500	1,505
[5,9]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	180	183
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	185	187
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	140	140
[5,9]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	460	462
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	260	261
[5,9]	Trafigura Securitisation Finance plc Series 2026-1A	5.120%	12/15/2029	2,590	2,586
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	343	335
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	140	136
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	111	111
[5,9]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	460	457
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	1,078	1,074
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2026-1	5.067%	6/26/2034	6,110	6,101
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,000	984
[5,9]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	796	791
[5,9]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	672	671
[5,9]	US Bank NA Series 2026-RVM1	4.959%	12/25/2046	3,326	3,285
[5,9]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	616	610
[5,9]	US Bank NA Series 2026-SUP1	5.500%	6/27/2033	2,420	2,421
[5,9]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	3,190	3,098
[5,9]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	2,610	2,562
[5,9]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	1,620	1,583
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	300	301
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	440	441
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	125	126
[5,9]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	290	294
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	280	284
[5]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	410	411
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	150	150
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	163	163
[5,9]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	1,580	1,599
[5]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	1,090	1,092
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	380	380
[5,9]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	910	917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	630	633
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	420	421
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	200	199
[5,9]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	340	340
[5,9]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	160	160
[5,9]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	410	402
[5]	Verizon Master Trust Series 2026-2	4.710%	6/21/2032	1,040	1,041
[5]	Verizon Master Trust Series 2026-2	4.850%	6/21/2032	460	461
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	1,960	1,966
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	130	130
[5,9]	Volkswagen Credit Auto Master Trust Series 2026-1A	4.710%	5/20/2031	5,010	5,028
[5,8,9]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	970	970
[5,9,10]	Voya CLO Ltd. Series 2026-2A	4.951%	7/15/2039	2,560	2,560
[5,9,10]	Voya CLO Ltd. Series 2026-2A	5.251%	7/15/2039	760	760
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.905%	10/20/2038	350	350
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.225%	10/20/2038	410	410
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	720	713
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	500	493
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	1,670	1,697
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	870	882
[5,9]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	1,110	1,096
[5]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	3,120	3,241
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	725	597
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	2.500%	12/25/2051	4,000	2,680
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	3.000%	12/25/2051	1,000	718
[5,9]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	1,399	1,367
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	88	84
[5,9]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	460	461
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	1,960	1,940
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	1,470	1,451
[5,9]	Westlake Automobile Receivables Trust Series 2026-2A	4.530%	3/15/2032	880	877
[5,9]	Westlake Automobile Receivables Trust Series 2026-2A	4.890%	3/15/2032	1,480	1,475
[5,9]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	390	388
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	160	162
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	220	222
[5]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	430	431
[5]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	500	497
[5]	World Omni Auto Receivables Trust Series 2026-A	4.360%	12/15/2032	1,010	995
[5]	World Omni Auto Receivables Trust Series 2026-B	4.610%	8/16/2032	690	688
[5,9]	Yamaha Motor Master Trust II Series 2026-A	4.430%	4/15/2031	1,860	1,848
[5,9]	Yamaha Motor Master Trust II Series 2026-A	4.640%	4/15/2031	200	199
[5,9]	Yamaha Motor Master Trust II Series 2026-A	4.890%	4/15/2031	170	169
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $989,571)					987,464
Corporate Bonds (34.4%)
Communications (2.9%)
	Airbnb Inc.	4.400%	3/16/2029	1,930	1,919
	Airbnb Inc.	5.250%	3/16/2036	2,850	2,839
	Alphabet Inc.	4.400%	2/15/2033	3,243	3,174
	Alphabet Inc.	2.050%	8/15/2050	400	214
[11]	Alphabet Inc.	4.800%	5/11/2063	300	349
	Alphabet Inc.	5.700%	11/15/2075	2,164	2,081
[12]	Alphabet Inc.	6.125%	2/13/2126	300	373
[9]	Altice France SA	6.875%	7/15/2032	180	175
	AMC Global Media Inc.	4.250%	2/15/2029	229	202
[9]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	75	75
	AT&T Inc.	2.750%	6/1/2031	1,525	1,387
	AT&T Inc.	2.250%	2/1/2032	1,695	1,475
	AT&T Inc.	4.550%	11/1/2032	1,250	1,220
	AT&T Inc.	4.750%	4/30/2033	5,556	5,438
	AT&T Inc.	2.550%	12/1/2033	670	563
	AT&T Inc.	5.400%	2/15/2034	980	994
	AT&T Inc.	5.375%	8/15/2035	690	693
	AT&T Inc.	4.900%	11/1/2035	400	387
	AT&T Inc.	5.125%	4/30/2036	400	392
	AT&T Inc.	5.250%	10/30/2036	665	652
	AT&T Inc.	5.250%	3/1/2037	470	462
	AT&T Inc.	4.850%	3/1/2039	500	465
	AT&T Inc.	3.500%	6/1/2041	633	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	5.550%	11/1/2045	1,190	1,119
	AT&T Inc.	5.850%	4/30/2046	4,789	4,613
	AT&T Inc.	4.750%	5/15/2046	2,424	2,041
	AT&T Inc.	4.500%	3/9/2048	1,321	1,058
	AT&T Inc.	3.650%	6/1/2051	990	674
	AT&T Inc.	3.550%	9/15/2055	400	257
	AT&T Inc.	6.050%	8/15/2056	2,775	2,701
	AT&T Inc.	3.800%	12/1/2057	2,385	1,592
	AT&T Inc.	3.650%	9/15/2059	430	275
[9]	Beacon Point DC LLC	6.129%	11/30/2042	2,401	2,426
[9]	Beignet Investor LLC	6.581%	5/30/2049	2,321	2,372
[9]	Black Pearl Compute LLC	6.125%	2/15/2031	25	25
[11]	Booking Holdings Inc.	3.875%	3/21/2045	400	409
[9]	Cable One Inc.	4.000%	11/15/2030	45	24
[9]	CCO Holdings LLC	5.125%	5/1/2027	92	92
[9]	CCO Holdings LLC	4.750%	3/1/2030	85	81
[9]	CCO Holdings LLC	4.500%	8/15/2030	55	51
[9]	CCO Holdings LLC	4.750%	2/1/2032	115	103
	CCO Holdings LLC	4.500%	5/1/2032	250	221
[9]	CCO Holdings LLC	7.000%	2/1/2033	30	29
	Charter Communications Operating LLC	3.750%	2/15/2028	4,840	4,744
	Charter Communications Operating LLC	4.200%	3/15/2028	4,175	4,120
	Charter Communications Operating LLC	2.250%	1/15/2029	4,380	4,081
	Charter Communications Operating LLC	5.050%	3/30/2029	3,400	3,387
	Charter Communications Operating LLC	6.100%	6/1/2029	5,406	5,537
	Charter Communications Operating LLC	2.300%	2/1/2032	530	449
	Charter Communications Operating LLC	4.400%	4/1/2033	878	808
	Charter Communications Operating LLC	6.650%	2/1/2034	1,881	1,929
	Charter Communications Operating LLC	6.550%	6/1/2034	6,543	6,676
	Charter Communications Operating LLC	3.500%	6/1/2041	1,700	1,189
	Charter Communications Operating LLC	3.500%	3/1/2042	1,495	1,033
	Charter Communications Operating LLC	6.484%	10/23/2045	5,756	5,287
	Charter Communications Operating LLC	5.750%	4/1/2048	3,040	2,560
	Charter Communications Operating LLC	5.125%	7/1/2049	500	386
	Charter Communications Operating LLC	4.800%	3/1/2050	1,775	1,323
	Charter Communications Operating LLC	3.700%	4/1/2051	1,325	823
	Charter Communications Operating LLC	3.900%	6/1/2052	1,075	685
	Charter Communications Operating LLC	4.400%	12/1/2061	731	470
[9]	Cipher Compute LLC	7.125%	11/15/2030	35	36
	Comcast Corp.	3.400%	7/15/2046	200	135
	Comcast Corp.	3.969%	11/1/2047	800	576
	Comcast Corp.	3.450%	2/1/2050	271	174
	Comcast Corp.	2.800%	1/15/2051	290	163
	Comcast Corp.	2.937%	11/1/2056	1	1
	Comcast Corp.	2.987%	11/1/2063	850	442
[9]	Cox Communications Inc.	4.800%	2/1/2035	2,349	2,111
[9]	CSC Holdings LLC	5.375%	2/1/2028	65	41
[9]	CSC Holdings LLC	4.125%	12/1/2030	65	39
[9]	Directv Financing LLC	8.875%	2/1/2030	80	82
[9]	Directv Financing LLC	10.000%	2/15/2031	80	83
[5]	Discovery Global Holdings Inc.	4.279%	3/15/2032	105	94
[5]	Discovery Global Holdings Inc.	5.050%	3/15/2042	21	15
[5]	Discovery Global Holdings Inc.	5.141%	3/15/2052	52	35
[9]	DISH Network Corp.	11.750%	11/15/2027	37	38
[9]	Flash Compute LLC	7.250%	12/31/2030	35	36
	Fox Corp.	3.500%	4/8/2030	700	670
	Fox Corp.	5.476%	1/25/2039	5	5
	Fox Corp.	5.576%	1/25/2049	400	371
[9]	Gray Media Inc.	7.250%	8/15/2033	8	8
[9]	HUT 8 DC LLC	6.192%	11/15/2042	3,444	3,495
	Lamar Media Corp.	3.750%	2/15/2028	30	29
[9]	Meridian Arc Holdco LLC	6.250%	4/30/2031	35	35
	Meta Platforms Inc.	4.200%	11/15/2030	2,120	2,086
	Meta Platforms Inc.	4.550%	5/15/2031	5,811	5,780
	Meta Platforms Inc.	4.875%	11/15/2035	2,540	2,472
	Meta Platforms Inc.	5.250%	5/15/2036	2,456	2,438
	Meta Platforms Inc.	5.500%	11/15/2045	3,450	3,202
	Meta Platforms Inc.	4.450%	8/15/2052	1,985	1,529
	Meta Platforms Inc.	5.400%	8/15/2054	730	645
	Meta Platforms Inc.	6.300%	5/15/2056	2,486	2,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	5.750%	5/15/2063	600	540
	Meta Platforms Inc.	5.750%	11/15/2065	1,150	1,033
[9]	Midcontinent Communications	8.000%	8/15/2032	305	268
[9]	Nexstar Media Inc.	6.500%	9/15/2033	135	135
[9]	Nexstar Media Inc.	7.250%	4/15/2034	60	60
[9]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	50	52
[9]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	125	133
[9]	Orange SA	4.750%	1/13/2033	4,955	4,858
[9]	Outfront Media Capital LLC	4.625%	3/15/2030	7	7
	Paramount Global	4.200%	6/1/2029	45	43
	Paramount Global	4.950%	1/15/2031	35	33
	Paramount Global	4.200%	5/19/2032	15	13
	Paramount Global	6.875%	4/30/2036	40	38
	Paramount Global	4.375%	3/15/2043	110	71
	Paramount Global	5.850%	9/1/2043	70	52
[9]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	135	135
[9]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	4,562	4,555
	Rogers Communications Inc.	5.000%	2/15/2029	1,200	1,207
	Rogers Communications Inc.	3.800%	3/15/2032	400	373
	Rogers Communications Inc.	7.000%	4/15/2055	25	26
	Rogers Communications Inc.	7.125%	4/15/2055	65	67
[9]	Scripps Escrow II Inc.	3.875%	1/15/2029	10	9
[9]	Space Exploration Technologies Corp.	5.350%	7/15/2031	8,890	8,880
[9]	Space Exploration Technologies Corp.	5.650%	7/15/2033	20,990	20,871
[9]	Space Exploration Technologies Corp.	5.875%	7/15/2036	5,710	5,634
[9]	Stingray Compute LLC	6.000%	6/15/2031	10	10
[9]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	110	108
[11]	Telia Co. AB	2.750%	6/30/2083	700	789
[12]	Time Warner Cable LLC	5.750%	6/2/2031	800	1,058
	Time Warner Cable LLC	7.300%	7/1/2038	30	31
	Time Warner Cable LLC	5.875%	11/15/2040	270	242
	Time Warner Cable LLC	4.500%	9/15/2042	130	98
	T-Mobile USA Inc.	3.375%	4/15/2029	1,950	1,886
	T-Mobile USA Inc.	3.875%	4/15/2030	935	906
	T-Mobile USA Inc.	2.875%	2/15/2031	2,400	2,208
	T-Mobile USA Inc.	3.500%	4/15/2031	2,450	2,313
	T-Mobile USA Inc.	5.125%	5/15/2032	5	5
	T-Mobile USA Inc.	4.625%	1/15/2033	750	732
	T-Mobile USA Inc.	5.050%	7/15/2033	205	205
	T-Mobile USA Inc.	6.700%	12/15/2033	850	929
	T-Mobile USA Inc.	4.950%	11/15/2035	610	595
	T-Mobile USA Inc.	4.375%	4/15/2040	3,135	2,766
	T-Mobile USA Inc.	3.000%	2/15/2041	1,000	738
	T-Mobile USA Inc.	4.500%	4/15/2050	4,045	3,267
	T-Mobile USA Inc.	5.650%	1/15/2053	480	451
	T-Mobile USA Inc.	5.750%	1/15/2054	1,230	1,171
	Uber Technologies Inc.	4.800%	9/15/2034	1,065	1,043
[9]	Univision Communications Inc.	8.500%	7/31/2031	102	102
[9]	Univision Communications Inc.	9.375%	8/1/2032	145	147
[9]	Univision Communications Inc.	8.875%	4/15/2033	45	44
	Verizon Communications Inc.	4.750%	1/15/2033	3,616	3,560
	Verizon Communications Inc.	4.500%	8/10/2033	1,300	1,257
	Verizon Communications Inc.	5.250%	3/16/2037	680	672
	Verizon Communications Inc.	4.812%	3/15/2039	500	465
	Verizon Communications Inc.	2.650%	11/20/2040	1,130	798
	Verizon Communications Inc.	3.400%	3/22/2041	400	309
	Verizon Communications Inc.	4.750%	11/1/2041	1,000	895
	Verizon Communications Inc.	4.862%	8/21/2046	2,000	1,739
	Verizon Communications Inc.	2.875%	11/20/2050	3,035	1,857
	Verizon Communications Inc.	5.875%	11/30/2055	3,169	3,075
	Verizon Communications Inc.	2.987%	10/30/2056	1	1
[9]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	55	44
	Vodafone Group plc	5.750%	6/28/2054	380	359
[9]	VZ Secured Financing BV	5.000%	1/15/2032	45	39
[5,12]	WPP Finance 2017	3.750%	5/19/2032	599	715
[9]	WULF Compute LLC	7.750%	10/15/2030	55	58
					207,786
Consumer Discretionary (1.6%)
[9]	1011778 BC ULC	6.125%	6/15/2029	65	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	1011778 BC ULC	5.625%	9/15/2029	10	10
[9]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	140	141
[9]	Academy Ltd.	5.875%	5/15/2031	100	100
[5,11]	Accor SA	3.500%	3/4/2033	800	888
[9]	Acushnet Co.	5.625%	12/1/2033	25	25
[9]	ADT Security Corp.	5.875%	10/15/2033	25	25
	Advance Auto Parts Inc.	3.900%	4/15/2030	20	19
[9]	Advance Auto Parts Inc.	7.000%	8/1/2030	20	21
[9]	Advance Auto Parts Inc.	7.375%	8/1/2033	65	67
	Amazon.com Inc.	4.550%	3/13/2033	2,025	1,992
[13]	Amazon.com Inc.	4.350%	6/12/2036	5,507	3,913
	Amazon.com Inc.	5.650%	3/13/2046	4,385	4,340
	Amazon.com Inc.	4.050%	8/22/2047	2,175	1,723
	Amazon.com Inc.	5.450%	11/20/2055	1,695	1,603
	Amazon.com Inc.	5.550%	11/20/2065	575	538
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	10	10
[5]	American Honda Finance Corp.	4.400%	9/5/2029	680	673
	American Honda Finance Corp.	4.450%	1/8/2031	3,855	3,776
[5]	American Honda Finance Corp.	5.050%	7/10/2031	1,270	1,273
[5]	American Honda Finance Corp.	5.200%	4/8/2033	920	921
[9]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	10	10
	AutoZone Inc.	5.100%	7/15/2029	1,500	1,520
	AutoZone Inc.	4.750%	8/1/2032	2,635	2,606
	AutoZone Inc.	6.550%	11/1/2033	820	889
	AutoZone Inc.	5.400%	7/15/2034	850	864
	Bath & Body Works Inc.	7.500%	6/15/2029	200	202
[9,14]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	116	126
[9]	Belron UK Finance plc	5.750%	10/15/2029	60	60
[5,11]	BMW International Investment BV	3.500%	1/22/2033	842	956
	Boyd Gaming Corp.	4.750%	12/1/2027	50	50
[9]	Brightstar Lottery plc	5.750%	1/15/2033	65	64
[9]	Builders FirstSource Inc.	4.250%	2/1/2032	50	47
[9]	Builders FirstSource Inc.	6.750%	5/15/2035	30	31
[9]	Caesars Entertainment Inc.	7.000%	2/15/2030	30	30
[9]	Carnival Corp. Ltd.	5.125%	5/1/2029	105	105
[9]	Carnival Corp. Ltd.	5.750%	3/15/2030	110	111
[9]	Carnival Corp. Ltd.	5.875%	6/15/2031	5	5
[9]	Champ Acquisition Corp.	8.375%	12/1/2031	5	5
[9]	Churchill Downs Inc.	5.500%	4/1/2027	200	200
[9]	Churchill Downs Inc.	4.750%	1/15/2028	100	99
[9]	Churchill Downs Inc.	5.750%	4/1/2030	10	10
[9]	Churchill Downs Inc.	6.750%	5/1/2031	30	31
[9]	Clarios Global LP	6.750%	2/15/2030	13	13
[9]	Clarios Global LP	6.750%	9/15/2032	45	46
[9]	CompoSecure Holdings LLC	5.625%	2/1/2033	15	15
[9]	Cyprium Corp.	6.125%	4/15/2031	18	18
	Dana Inc.	4.250%	9/1/2030	11	11
	eBay Inc.	2.700%	3/11/2030	600	557
[9]	Flutter Treasury DAC	5.875%	6/4/2031	105	105
	Ford Motor Co.	4.750%	1/15/2043	300	236
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	410	421
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	1,750	1,690
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	100	103
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	400	399
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	300	317
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	615	635
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	3,230	3,204
[9]	Garda World Security Corp.	6.500%	1/15/2031	45	46
[9]	Garda World Security Corp.	8.250%	8/1/2032	17	17
	General Motors Co.	6.800%	10/1/2027	400	410
	General Motors Co.	5.350%	4/15/2028	260	263
	General Motors Co.	5.000%	10/1/2028	5	5
	General Motors Co.	5.400%	10/15/2029	400	407
	General Motors Co.	5.625%	4/15/2030	550	564
	General Motors Co.	5.600%	10/15/2032	2,340	2,395
	General Motors Co.	6.250%	4/15/2035	1,325	1,388
	General Motors Co.	6.600%	4/1/2036	3,140	3,369
	General Motors Co.	6.250%	10/2/2043	2,650	2,662
	General Motors Co.	5.200%	4/1/2045	475	421
	General Motors Co.	6.750%	4/1/2046	440	464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.400%	4/1/2048	830	745
	General Motors Co.	5.950%	4/1/2049	400	385
	General Motors Financial Co. Inc.	5.350%	7/15/2027	500	504
	General Motors Financial Co. Inc.	2.400%	4/10/2028	1,425	1,370
	General Motors Financial Co. Inc.	5.650%	1/17/2029	5	5
	General Motors Financial Co. Inc.	4.750%	4/6/2029	5,670	5,666
	General Motors Financial Co. Inc.	5.550%	7/15/2029	1,415	1,444
	General Motors Financial Co. Inc.	4.900%	10/6/2029	1,050	1,053
	General Motors Financial Co. Inc.	3.600%	6/21/2030	5	5
	General Motors Financial Co. Inc.	5.450%	7/15/2030	350	357
	General Motors Financial Co. Inc.	2.350%	1/8/2031	840	752
	General Motors Financial Co. Inc.	4.600%	1/8/2031	200	197
	General Motors Financial Co. Inc.	5.750%	2/8/2031	400	412
	General Motors Financial Co. Inc.	5.600%	6/18/2031	800	819
	General Motors Financial Co. Inc.	5.100%	9/15/2031	6,090	6,101
	General Motors Financial Co. Inc.	5.625%	4/4/2032	400	410
	General Motors Financial Co. Inc.	6.400%	1/9/2033	2,940	3,123
	General Motors Financial Co. Inc.	6.100%	1/7/2034	470	491
	General Motors Financial Co. Inc.	5.950%	4/4/2034	400	414
	General Motors Financial Co. Inc.	5.450%	9/6/2034	825	827
	General Motors Financial Co. Inc.	5.450%	1/8/2036	995	991
[9]	Gildan Activewear Inc.	4.700%	10/7/2030	200	196
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	32	31
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	10	10
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	65	57
[9]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	95	95
[9]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	60	61
[9]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	75	75
[9]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	50	50
	Home Depot Inc.	3.300%	4/15/2040	850	682
	Home Depot Inc.	4.400%	3/15/2045	400	343
	Home Depot Inc.	4.250%	4/1/2046	1,100	919
	Home Depot Inc.	3.900%	6/15/2047	400	314
	Home Depot Inc.	3.625%	4/15/2052	550	398
	Home Depot Inc.	5.300%	6/25/2054	400	378
	Home Depot Inc.	3.500%	9/15/2056	1,050	726
[9,14]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	20	21
[9]	JH North America Holdings Inc.	5.875%	1/31/2031	5	5
[9]	Light & Wonder International Inc.	6.250%	10/1/2033	45	45
[9]	Lithia Motors Inc.	3.875%	6/1/2029	15	14
[9]	Live Nation Entertainment Inc.	6.500%	5/15/2027	20	20
	Lowe's Cos. Inc.	4.000%	10/15/2028	535	528
	Lowe's Cos. Inc.	4.500%	10/15/2032	11,795	11,544
	Lowe's Cos. Inc.	4.850%	10/15/2035	600	585
	Lowe's Cos. Inc.	3.700%	4/15/2046	800	601
	Lowe's Cos. Inc.	3.000%	10/15/2050	600	380
	Marriott International Inc.	4.800%	3/15/2030	400	402
[5]	Marriott International Inc.	4.625%	6/15/2030	590	589
	Marriott International Inc.	5.500%	4/15/2037	1,520	1,534
[9]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	145	142
[9]	Men's Wearhouse LLC	9.000%	2/1/2031	85	90
[9]	MGM China Holdings Ltd.	4.750%	2/1/2027	55	55
[9]	MGM China Holdings Ltd.	7.125%	6/26/2031	15	16
[9]	MGM China Holdings Ltd.	6.250%	5/15/2033	55	54
[9]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	70	69
[9]	NCL Corp. Ltd.	7.750%	2/15/2029	25	26
[9]	NCL Corp. Ltd.	5.875%	1/15/2031	60	58
[9]	NCL Corp. Ltd.	6.750%	2/1/2032	110	110
	Newell Brands Inc.	6.375%	9/15/2027	10	10
[9]	Newell Brands Inc.	8.500%	6/1/2028	30	31
	Newell Brands Inc.	6.625%	9/15/2029	55	56
	Newell Brands Inc.	6.625%	5/15/2032	5	5
	Newell Brands Inc.	7.375%	4/1/2036	5	5
	Newell Brands Inc.	7.500%	4/1/2046	173	161
[9]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	25	25
[9]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	265	261
[9]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	20	21
[9]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	55	59
[9]	Pioneer Opco LLC	7.000%	5/15/2033	35	36
[9]	QXO Building Products Inc.	6.500%	7/15/2031	30	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	QXO Building Products Inc.	6.875%	7/15/2034	35	36
[9]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	23	23
[9]	Six Flags Entertainment Corp.	8.625%	1/15/2032	100	103
[9]	Six Flags Entertainment Corp.	6.625%	5/1/2032	20	20
[9]	Standard Building Solutions Inc.	6.500%	8/15/2032	90	91
[9]	Standard Building Solutions Inc.	6.250%	8/1/2033	15	15
[9]	Stellantis Finance US Inc.	6.450%	3/18/2035	1,015	999
[9]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	5,120	5,080
[5,11]	Stellantis NV	4.250%	6/16/2031	300	341
[5,11]	Stellantis NV	2.750%	4/1/2032	700	730
[5,11]	Stellantis NV	4.625%	6/6/2035	1,200	1,334
[9]	Studio City Finance Ltd.	5.000%	1/15/2029	127	122
	Toyota Motor Corp.	5.123%	7/13/2033	460	470
	Toyota Motor Credit Corp.	4.800%	5/15/2030	400	402
	Toyota Motor Credit Corp.	5.100%	3/21/2031	525	534
	Toyota Motor Credit Corp.	4.650%	9/3/2032	400	396
[9]	Vail Resorts Inc.	5.625%	7/15/2030	45	45
[9]	Vail Resorts Inc.	6.500%	5/15/2032	20	20
[5,11]	Volkswagen Bank GmbH	3.625%	10/2/2032	600	674
[5,11]	Volkswagen Bank GmbH	3.750%	12/10/2032	500	563
[9]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	2,715	2,707
[5,11]	Volkswagen International Finance NV	4.375%	Perpetual	1,300	1,435
[9]	Wayfair LLC	7.250%	10/31/2029	8	8
[9]	Wayfair LLC	7.750%	9/15/2030	125	131
[9]	Wayfair LLC	7.125%	5/31/2034	15	15
	Whirlpool Corp.	6.125%	6/15/2030	20	18
[9]	Whirlpool Corp.	7.500%	7/1/2031	25	25
	Whirlpool Corp.	6.500%	6/15/2033	132	114
[9]	Whirlpool Corp.	7.875%	7/1/2034	10	10
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	100	98
[9]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	40	39
[9]	Wynn Macau Ltd.	5.500%	10/1/2027	40	40
[9]	Wynn Macau Ltd.	5.625%	8/26/2028	92	91
[9]	Wynn Macau Ltd.	6.750%	2/15/2034	130	129
[9]	ZF North America Capital Inc.	6.750%	4/23/2030	50	50
[9]	ZF North America Capital Inc.	7.500%	3/24/2031	217	219
[9]	ZF North America Capital Inc.	6.875%	4/23/2032	35	34
					115,482
Consumer Staples (1.3%)
[9]	Albertsons Cos. Inc.	5.500%	3/31/2031	85	83
[9]	Albertsons Cos. Inc.	6.250%	3/15/2033	70	69
[9]	Albertsons Cos. Inc.	5.750%	3/31/2034	95	90
	Altria Group Inc.	5.625%	2/6/2035	1,050	1,078
	Altria Group Inc.	5.800%	2/14/2039	2,100	2,128
	Altria Group Inc.	5.375%	1/31/2044	450	420
	Altria Group Inc.	3.875%	9/16/2046	4,060	3,015
	Altria Group Inc.	5.950%	2/14/2049	1,025	1,007
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,130	1,066
	BAT Capital Corp.	3.557%	8/15/2027	800	792
	BAT Capital Corp.	4.906%	4/2/2030	680	683
	BAT Capital Corp.	6.343%	8/2/2030	1,971	2,083
	BAT Capital Corp.	4.742%	3/16/2032	400	398
	BAT Capital Corp.	4.625%	3/22/2033	8,255	8,078
	BAT Capital Corp.	6.421%	8/2/2033	995	1,075
	BAT Capital Corp.	4.390%	8/15/2037	760	695
	BAT Capital Corp.	4.540%	8/15/2047	720	594
	BAT Capital Corp.	5.650%	3/16/2052	290	273
	BAT Capital Corp.	7.081%	8/2/2053	1,540	1,738
	BAT International Finance plc	4.448%	3/16/2028	460	459
[5,11]	BAT International Finance plc	2.000%	3/13/2045	300	239
[5,11]	British American Tobacco plc	3.750%	Perpetual	182	207
[11]	British American Tobacco plc	4.750%	Perpetual	900	1,035
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	1,500	1,482
	Bunge Ltd. Finance Corp.	4.550%	8/4/2030	400	397
[9]	Chobani LLC	6.375%	4/15/2034	20	20
	Constellation Brands Inc.	2.250%	8/1/2031	1,180	1,041
	Constellation Brands Inc.	4.750%	5/9/2032	390	386
[9]	Darling Ingredients Inc.	5.250%	4/15/2027	185	185
[9]	Energizer Holdings Inc.	4.750%	6/15/2028	125	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Energizer Holdings Inc.	4.375%	3/31/2029	55	53
[9]	Energizer Holdings Inc.	6.000%	9/15/2033	15	14
[9]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	40	39
	Haleon US Capital LLC	3.625%	3/24/2032	400	374
[9]	Imperial Brands Finance plc	4.500%	6/30/2028	2,080	2,074
[9]	Imperial Brands Finance plc	6.375%	7/1/2055	1,040	1,055
	JBS NV	3.000%	2/2/2029	900	864
	JBS NV	3.625%	1/15/2032	1,280	1,184
	JBS NV	3.000%	5/15/2032	1,585	1,407
	JBS NV	5.750%	4/1/2033	500	513
	JBS NV	6.750%	3/15/2034	186	203
	JBS NV	5.950%	4/20/2035	2,005	2,066
	JBS NV	5.500%	1/15/2036	470	468
	JBS NV	4.375%	2/2/2052	1,075	810
	JBS NV	6.500%	12/1/2052	3,550	3,585
	JBS NV	7.250%	11/15/2053	3,190	3,484
	JBS NV	6.375%	2/25/2055	3,985	3,976
	JBS NV	6.375%	4/15/2066	925	903
[9]	KeHE Distributors LLC	9.000%	2/15/2029	60	63
[9]	KeHE Distributors LLC	7.125%	4/30/2033	25	25
	Kraft Heinz Foods Co.	4.250%	3/1/2031	1,300	1,269
	Kraft Heinz Foods Co.	5.200%	3/15/2032	500	507
	Kraft Heinz Foods Co.	5.000%	6/4/2042	400	358
	Kraft Heinz Foods Co.	5.200%	7/15/2045	1,550	1,382
	Kraft Heinz Foods Co.	4.375%	6/1/2046	219	175
	Kraft Heinz Foods Co.	4.875%	10/1/2049	2,500	2,097
	Kraft Heinz Foods Co.	5.500%	6/1/2050	2,325	2,115
	Kroger Co.	5.000%	9/15/2034	3,765	3,711
	Kroger Co.	5.500%	9/15/2054	1,215	1,140
	Kroger Co.	5.650%	9/15/2064	1,500	1,407
[9]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	110	105
[9]	Mars Inc.	5.000%	3/1/2032	695	700
[9]	Mars Inc.	5.200%	3/1/2035	3,155	3,167
[9]	Mars Inc.	5.700%	5/1/2055	765	753
[9]	Mars Inc.	5.800%	5/1/2065	1,760	1,745
	Molson Coors Beverage Co.	5.500%	7/8/2036	1,985	1,995
[9]	Opal Bidco SAS	6.500%	3/31/2032	95	97
[11]	PepsiCo Inc.	4.150%	2/11/2047	500	560
[9]	Performance Food Group Inc.	6.125%	9/15/2032	5	5
[9]	Performance Food Group Inc.	5.625%	3/1/2034	105	103
	Philip Morris International Inc.	4.250%	10/29/2032	3,865	3,746
	Philip Morris International Inc.	5.750%	11/17/2032	500	524
	Philip Morris International Inc.	5.375%	2/15/2033	395	406
	Philip Morris International Inc.	5.250%	2/13/2034	230	234
	Philip Morris International Inc.	4.625%	10/29/2035	1,640	1,578
	Philip Morris International Inc.	4.875%	4/29/2036	8,295	8,123
	Philip Morris International Inc.	3.875%	8/21/2042	400	326
	Philip Morris International Inc.	4.250%	11/10/2044	430	362
[9]	Post Holdings Inc.	6.375%	3/1/2033	6	6
[9]	Post Holdings Inc.	6.250%	10/15/2034	15	15
[9]	Post Holdings Inc.	6.500%	3/15/2036	65	64
	Sysco Corp.	4.400%	7/25/2031	400	390
	Tyson Foods Inc.	4.350%	3/1/2029	905	898
	Tyson Foods Inc.	5.700%	3/15/2034	410	422
	Tyson Foods Inc.	4.950%	2/20/2036	1,310	1,272
[9]	US Foods Inc.	5.750%	4/15/2033	10	10
					95,867
Energy (2.5%)
[9]	Antero Midstream Partners LP	5.750%	1/15/2028	20	20
[9]	Antero Midstream Partners LP	5.750%	10/15/2033	40	40
[9]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	100	100
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	23	23
[9]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	60	61
	Baker Hughes Holdings LLC	4.650%	6/15/2033	5,245	5,129
	Baker Hughes Holdings LLC	5.000%	6/15/2036	1,730	1,692
	Baker Hughes Holdings LLC	5.850%	6/15/2056	510	504
[9]	Blue Racer Midstream LLC	7.000%	7/15/2029	11	11
[9]	Blue Racer Midstream LLC	7.250%	7/15/2032	5	5
	BP Capital Markets America Inc.	4.812%	2/13/2033	400	397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	5.227%	11/17/2034	910	922
	BP Capital Markets America Inc.	3.060%	6/17/2041	2,875	2,164
	BP Capital Markets America Inc.	3.000%	2/24/2050	2,450	1,589
	BP Capital Markets America Inc.	2.772%	11/10/2050	1,970	1,212
	BP Capital Markets America Inc.	2.939%	6/4/2051	7,045	4,460
	BP Capital Markets America Inc.	3.001%	3/17/2052	3,645	2,322
	BP Capital Markets America Inc.	3.379%	2/8/2061	2,225	1,434
[9]	California Resources Corp.	7.000%	1/15/2034	20	20
	Cenovus Energy Inc.	4.650%	3/20/2031	1,450	1,431
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	500	483
[9]	Cheniere Energy Inc.	5.200%	7/30/2036	2,760	2,715
[9]	Cheniere Energy Inc.	6.000%	7/30/2056	3,320	3,318
	Cheniere Energy Partners LP	4.000%	3/1/2031	920	886
	Cheniere Energy Partners LP	3.250%	1/31/2032	1,495	1,372
	Cheniere Energy Partners LP	5.750%	8/15/2034	500	515
[9]	Cheniere Energy Partners LP	6.050%	11/30/2056	5,555	5,609
[9]	Chord Energy Corp.	6.000%	10/1/2030	95	95
[9]	CNX Resources Corp.	7.375%	1/15/2031	30	31
[9]	CNX Resources Corp.	7.250%	3/1/2032	10	10
[9]	CNX Resources Corp.	5.875%	3/1/2034	55	53
	ConocoPhillips Co.	3.800%	3/15/2052	5	4
	ConocoPhillips Co.	5.300%	5/15/2053	1,130	1,052
	ConocoPhillips Co.	5.500%	1/15/2055	310	297
	Continental Resources Inc.	4.900%	6/1/2044	300	245
[5,11]	DCC Group Finance Ireland DAC	4.375%	6/27/2031	700	804
[9]	Devon Energy Corp.	5.600%	3/15/2034	2,625	2,691
[9]	Devon Energy Corp.	5.400%	2/15/2035	1,935	1,950
	Devon Energy Corp.	5.750%	9/15/2054	4,290	4,134
[9]	Devon Energy Corp.	5.900%	2/15/2055	260	256
	Diamondback Energy Inc.	6.250%	3/15/2033	1,352	1,439
	Diamondback Energy Inc.	5.400%	4/18/2034	400	406
	Diamondback Energy Inc.	6.250%	3/15/2053	1,970	2,041
	Diamondback Energy Inc.	5.900%	4/18/2064	715	702
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	760	780
	Enbridge Inc.	3.700%	7/15/2027	500	497
	Enbridge Inc.	5.300%	4/5/2029	375	381
	Enbridge Inc.	3.125%	11/15/2029	710	676
	Enbridge Inc.	5.700%	3/8/2033	4,400	4,544
	Enbridge Inc.	2.500%	8/1/2033	785	669
	Enbridge Inc.	5.550%	6/20/2035	600	611
	Enbridge Inc.	5.500%	12/1/2046	410	392
	Enbridge Inc.	6.700%	11/15/2053	1,850	2,034
	Enbridge Inc.	5.950%	4/5/2054	1,978	1,985
[5]	Energy Transfer LP	5.500%	6/1/2027	500	503
	Energy Transfer LP	4.950%	6/15/2028	1,204	1,210
	Energy Transfer LP	5.250%	4/15/2029	1,559	1,580
	Energy Transfer LP	5.250%	7/1/2029	400	406
	Energy Transfer LP	4.150%	9/15/2029	675	663
	Energy Transfer LP	6.400%	12/1/2030	815	863
	Energy Transfer LP	6.550%	12/1/2033	800	866
	Energy Transfer LP	5.550%	5/15/2034	600	610
	Energy Transfer LP	5.600%	9/1/2034	600	612
	Energy Transfer LP	6.125%	12/15/2045	525	522
	Energy Transfer LP	5.000%	5/15/2050	600	508
	Energy Transfer LP	5.950%	5/15/2054	2,210	2,115
	Energy Transfer LP	6.050%	9/1/2054	400	389
	Energy Transfer LP	6.300%	1/15/2056	1,025	1,029
[9]	Eni SpA	5.250%	5/18/2036	3,150	3,097
[9]	Eni SpA	6.000%	5/18/2056	2,310	2,282
	Enterprise Products Operating LLC	4.850%	1/31/2034	650	645
	EOG Resources Inc.	5.000%	7/15/2032	400	403
	EOG Resources Inc.	4.950%	4/15/2050	1,145	1,022
	EOG Resources Inc.	5.650%	12/1/2054	1,465	1,434
	EQT Corp.	3.900%	10/1/2027	194	192
	EQT Corp.	7.500%	6/1/2030	2	2
[9]	Excelerate Energy LP	8.000%	5/15/2030	43	45
	Exxon Mobil Corp.	3.452%	4/15/2051	500	356
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	1,781	1,741
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	7,405	6,605
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	5,020	4,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Genesis Energy LP	8.000%	5/15/2033	5	5
	Genesis Energy LP	6.750%	3/15/2034	45	45
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	1,010	1,034
	Halliburton Co.	2.920%	3/1/2030	933	876
	Halliburton Co.	4.850%	11/15/2035	1,285	1,248
	Halliburton Co.	4.750%	8/1/2043	290	255
	Halliburton Co.	5.000%	11/15/2045	400	358
[9]	Harvest Midstream I LP	6.750%	5/15/2034	60	61
	Helmerich & Payne Inc.	4.850%	12/1/2029	225	225
	Hess Corp.	7.875%	10/1/2029	295	323
[9]	Hess Midstream Operations LP	6.500%	6/1/2029	2	2
[9]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	165	166
[5]	KazMunayGas National Co. JSC	5.375%	4/24/2030	663	670
	Kinder Morgan Inc.	5.150%	6/1/2030	1,570	1,596
[5]	Kinder Morgan Inc.	7.750%	1/15/2032	400	454
	Kinder Morgan Inc.	4.800%	2/1/2033	500	494
	Kinder Morgan Inc.	5.300%	12/1/2034	770	776
	Kinder Morgan Inc.	5.950%	8/1/2054	500	502
[9]	Kinetik Holdings LP	6.625%	12/15/2028	15	15
[9]	Kinetik Holdings LP	5.875%	6/15/2030	2	2
	Marathon Petroleum Corp.	5.150%	3/1/2030	2,030	2,058
	Marathon Petroleum Corp.	4.750%	9/15/2044	400	350
[9]	Matador Resources Co.	6.250%	4/15/2033	5	5
[9]	Matador Resources Co.	6.000%	4/15/2034	45	44
	MPLX LP	4.800%	2/15/2029	490	491
[9]	Noble Finance II LLC	8.000%	4/15/2030	180	186
[9]	Noble Finance II LLC	6.250%	6/15/2034	60	59
	Occidental Petroleum Corp.	8.875%	7/15/2030	400	451
	Occidental Petroleum Corp.	6.625%	9/1/2030	864	914
	Occidental Petroleum Corp.	5.375%	1/1/2032	1,450	1,479
	Occidental Petroleum Corp.	5.550%	10/1/2034	1,105	1,130
	Occidental Petroleum Corp.	6.450%	9/15/2036	985	1,056
	Occidental Petroleum Corp.	6.600%	3/15/2046	1,900	2,019
	Occidental Petroleum Corp.	6.050%	10/1/2054	4,296	4,353
	ONEOK Inc.	6.625%	9/1/2053	818	857
[5]	OQ SAOC	5.125%	5/6/2028	7,517	7,523
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	1,690	1,683
	Petrobras Global Finance BV	5.125%	9/10/2030	7,427	7,307
[5]	Petronas Capital Ltd.	4.950%	1/3/2031	2,856	2,892
[5]	Petronas Capital Ltd.	5.340%	4/3/2035	2,248	2,302
	Phillips 66	4.650%	11/15/2034	725	702
	Phillips 66	5.875%	5/1/2042	930	941
	Phillips 66	3.300%	3/15/2052	400	262
	Phillips 66 Co.	5.250%	6/15/2031	490	499
	Phillips 66 Co.	5.650%	6/15/2054	150	142
	Plains All American Pipeline LP	3.550%	12/15/2029	850	818
	Plains All American Pipeline LP	3.800%	9/15/2030	850	815
	Plains All American Pipeline LP	4.700%	1/15/2031	2,110	2,092
	Plains All American Pipeline LP	5.950%	6/15/2035	400	412
	Plains All American Pipeline LP	5.600%	1/15/2036	1,270	1,274
[9]	Rockies Express Pipeline LLC	4.950%	7/15/2029	20	20
[9]	Rockies Express Pipeline LLC	6.750%	3/15/2033	25	26
[5]	SA Global Sukuk Ltd.	4.250%	10/2/2029	2,980	2,922
[5]	SA Global Sukuk Ltd.	4.125%	9/17/2030	6,120	5,926
[5]	SA Global Sukuk Ltd.	2.694%	6/17/2031	1,655	1,487
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	952	943
	Schlumberger Investment SA	4.800%	5/7/2033	6,560	6,525
[9]	Seadrill Finance Ltd.	6.750%	7/15/2034	28	27
	SM Energy Co.	6.625%	1/15/2027	50	50
[9]	SM Energy Co.	6.750%	8/1/2029	15	15
[9]	SM Energy Co.	8.750%	7/1/2031	310	324
[9]	SM Energy Co.	7.000%	8/1/2032	155	156
[9]	SM Energy Co.	9.625%	6/15/2033	40	44
[9]	SM Energy Co.	6.625%	4/15/2034	10	10
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	13	14
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	5	5
	Spectra Energy Partners LP	4.500%	3/15/2045	400	338
	Suncor Energy Inc.	3.750%	3/4/2051	110	80
[9]	Sunoco LP	5.625%	3/15/2031	180	179
[9]	Sunoco LP	5.375%	7/15/2031	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Sunoco LP	5.625%	7/15/2034	40	39
[9]	Sunoco LP	7.875%	Perpetual	45	47
[9]	Tallgrass Energy Partners LP	6.000%	12/31/2030	13	13
[9]	Tallgrass Energy Partners LP	6.750%	3/15/2034	205	207
	Targa Resources Corp.	5.650%	2/15/2036	700	712
	Targa Resources Corp.	6.250%	7/1/2052	400	406
	Targa Resources Corp.	6.500%	2/15/2053	400	419
	Targa Resources Partners LP	5.500%	3/1/2030	1,450	1,462
	TotalEnergies Capital International SA	2.986%	6/29/2041	1,315	984
[5,11]	TotalEnergies Capital International SA	3.852%	3/3/2045	600	637
[5,11]	TotalEnergies SE	1.625%	Perpetual	600	667
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	955	949
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	490	479
[9]	Transocean International Ltd.	8.250%	5/15/2029	120	124
[9]	Transocean International Ltd.	8.500%	5/15/2031	115	119
[9]	Transocean International Ltd.	7.875%	10/15/2032	20	21
[9]	Valaris Ltd.	8.375%	4/30/2030	48	50
	Valero Energy Corp.	5.150%	2/15/2030	780	792
[9]	Venture Global LNG Inc.	9.500%	2/1/2029	100	108
[9]	Venture Global LNG Inc.	8.375%	6/1/2031	15	16
[9]	Venture Global LNG Inc.	9.875%	2/1/2032	20	21
[9]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	40	41
[9]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	32	33
[9]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	154	160
[9]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	165	175
	Western Midstream Operating LP	6.350%	1/15/2029	400	414
	Western Midstream Operating LP	4.050%	2/1/2030	565	548
	Western Midstream Operating LP	4.800%	3/1/2031	1,000	989
					185,269
Financials (11.3%)
[9]	200 Park Funding Trust	5.740%	2/15/2055	2,413	2,356
[6]	Aercap Funding DAC	4.875%	7/7/2031	3,645	3,631
	AerCap Ireland Capital DAC	4.875%	4/1/2028	1,986	1,995
	AerCap Ireland Capital DAC	3.000%	10/29/2028	6,869	6,615
	AerCap Ireland Capital DAC	5.100%	1/19/2029	1,350	1,362
	AerCap Ireland Capital DAC	4.625%	9/10/2029	1,771	1,764
	AerCap Ireland Capital DAC	6.150%	9/30/2030	1,575	1,646
	AerCap Ireland Capital DAC	4.375%	11/15/2030	1,011	991
	AerCap Ireland Capital DAC	3.300%	1/30/2032	1,452	1,329
	AerCap Ireland Capital DAC	3.400%	10/29/2033	1,798	1,600
	AerCap Ireland Capital DAC	5.300%	1/19/2034	600	600
	AerCap Ireland Capital DAC	4.950%	9/10/2034	1,600	1,560
	AerCap Ireland Capital DAC	5.000%	11/15/2035	1,680	1,635
[11]	Allianz SE	1.301%	9/25/2049	700	747
	Allstate Corp.	1.450%	12/15/2030	990	861
	Allstate Corp.	4.500%	6/15/2043	400	348
	Ally Financial Inc.	5.737%	5/15/2029	990	1,003
	American Express Co.	4.420%	8/3/2033	400	389
	American International Group Inc.	5.125%	3/27/2033	650	655
	American International Group Inc.	5.450%	5/7/2035	813	828
	American International Group Inc.	4.750%	4/1/2048	300	264
	American International Group Inc.	4.375%	6/30/2050	1,235	1,020
	Ameriprise Financial Inc.	5.200%	4/15/2035	205	204
[9]	AmWINS Group Inc.	6.375%	2/15/2029	37	37
[9]	AmWINS Group Inc.	4.875%	6/30/2029	20	19
	Aon Corp.	5.350%	2/28/2033	1,725	1,759
	Aon Corp.	3.900%	2/28/2052	5	4
	Apollo Global Management Inc.	5.150%	8/12/2035	6,484	6,303
	Apollo Global Management Inc.	6.000%	12/15/2054	644	624
	Arch Capital Group Ltd.	5.950%	6/15/2056	3,050	3,080
	Ares Strategic Income Fund	5.700%	3/15/2028	623	622
	Ares Strategic Income Fund	4.850%	1/15/2029	1,000	983
	Ares Strategic Income Fund	6.350%	8/15/2029	9	9
[5,11]	Aroundtown SA	3.500%	5/13/2030	400	450
[5,11]	Artea Bankas AB	4.597%	6/25/2030	4,200	4,888
	Arthur J Gallagher & Co.	4.600%	12/15/2027	913	915
	Arthur J Gallagher & Co.	6.750%	2/15/2054	1,500	1,648
[9]	Asurion LLC	8.000%	12/31/2032	60	61
[9]	Asurion LLC	8.375%	2/1/2034	130	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Athene Global Funding	1.750%	11/24/2027	1,024	1,298
	Athene Holding Ltd.	4.125%	1/12/2028	3,909	3,872
	Athene Holding Ltd.	6.150%	4/3/2030	400	414
	Athene Holding Ltd.	3.500%	1/15/2031	410	384
	Athene Holding Ltd.	3.950%	5/25/2051	450	309
	Athene Holding Ltd.	3.450%	5/15/2052	1,273	796
	Athene Holding Ltd.	6.250%	4/1/2054	1,179	1,085
	Athene Holding Ltd.	6.625%	10/15/2054	366	351
[11]	Athora Holding Ltd.	6.625%	6/16/2028	4,228	5,045
[11]	Athora Holding Ltd.	5.875%	9/10/2034	975	1,180
[9]	Aviation Capital Group LLC	4.875%	1/28/2033	2,335	2,268
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	50	51
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	660	687
	Banco Santander SA	5.294%	8/18/2027	100	101
	Banco Santander SA	6.607%	11/7/2028	460	481
	Banco Santander SA	4.551%	11/6/2030	700	689
	Banco Santander SA	4.867%	4/15/2031	750	746
	Banco Santander SA	5.439%	7/15/2031	1,355	1,390
	Banco Santander SA	5.437%	4/15/2036	2,200	2,203
[5]	Bank of America Corp.	3.593%	7/21/2028	1,500	1,486
[5]	Bank of America Corp.	3.419%	12/20/2028	130	128
[5]	Bank of America Corp.	3.970%	3/5/2029	1,185	1,172
[5]	Bank of America Corp.	4.271%	7/23/2029	1,695	1,682
[5]	Bank of America Corp.	3.974%	2/7/2030	450	442
[5]	Bank of America Corp.	3.194%	7/23/2030	1,525	1,458
[5]	Bank of America Corp.	2.884%	10/22/2030	500	472
[5]	Bank of America Corp.	2.496%	2/13/2031	1,100	1,017
[5]	Bank of America Corp.	2.592%	4/29/2031	670	618
[5]	Bank of America Corp.	1.898%	7/23/2031	820	732
	Bank of America Corp.	4.456%	2/6/2032	825	810
[5]	Bank of America Corp.	2.651%	3/11/2032	625	567
	Bank of America Corp.	2.687%	4/22/2032	1,000	906
	Bank of America Corp.	4.695%	4/23/2032	400	397
	Bank of America Corp.	2.572%	10/20/2032	875	779
[5]	Bank of America Corp.	2.972%	2/4/2033	819	739
	Bank of America Corp.	4.571%	4/27/2033	650	638
	Bank of America Corp.	5.468%	1/23/2035	540	551
	Bank of America Corp.	5.464%	5/9/2036	840	858
	Bank of America Corp.	2.482%	9/21/2036	2,170	1,895
	Bank of America Corp.	6.110%	1/29/2037	1,946	2,050
	Bank of America Corp.	5.045%	2/6/2037	1,305	1,285
	Bank of America Corp.	5.489%	4/23/2037	9,910	9,885
[5]	Bank of America Corp.	4.244%	4/24/2038	950	868
	Bank of America Corp.	7.750%	5/14/2038	400	477
[5]	Bank of America Corp.	2.676%	6/19/2041	3,979	2,886
	Bank of America Corp.	3.311%	4/22/2042	595	461
[5]	Bank of America Corp.	4.443%	1/20/2048	490	417
[5]	Bank of America Corp.	4.083%	3/20/2051	4,020	3,183
	Bank of America Corp.	2.972%	7/21/2052	410	265
[5]	Bank of America NA	6.000%	10/15/2036	188	199
[5]	Bank of Montreal	3.803%	12/15/2032	2,275	2,240
	Bank of Montreal	3.088%	1/10/2037	850	762
	Bank of New York Mellon Corp.	4.890%	7/21/2028	800	804
[5]	Bank of New York Mellon Corp.	5.802%	10/25/2028	500	509
	Bank of New York Mellon Corp.	5.060%	7/22/2032	558	565
[5]	Bank of New York Mellon Corp.	6.474%	10/25/2034	940	1,022
	Bank of New York Mellon Corp.	5.316%	6/6/2036	1,756	1,777
	Bank of New York Mellon Corp.	5.085%	4/23/2037	6,485	6,424
	Barclays plc	6.496%	9/13/2027	374	375
	Barclays plc	5.501%	8/9/2028	400	404
	Barclays plc	4.837%	9/10/2028	875	877
	Barclays plc	7.385%	11/2/2028	1,000	1,034
	Barclays plc	5.086%	2/25/2029	2,679	2,694
	Barclays plc	6.490%	9/13/2029	450	466
	Barclays plc	4.476%	11/11/2029	400	397
	Barclays plc	5.690%	3/12/2030	400	408
[5]	Barclays plc	5.088%	6/20/2030	716	718
	Barclays plc	5.367%	2/25/2031	400	406
	Barclays plc	2.645%	6/24/2031	400	367
	Barclays plc	5.207%	2/24/2037	3,000	2,921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	3.330%	11/24/2042	1,015	759
	Barclays plc	4.950%	1/10/2047	500	446
[9]	Block Inc.	5.625%	8/15/2030	70	70
	Block Inc.	6.500%	5/15/2032	135	138
[9]	Block Inc.	6.000%	8/15/2033	20	20
	Blue Owl Capital Corp.	6.200%	7/15/2030	400	399
	Blue Owl Finance LLC	6.250%	4/18/2034	100	98
[9]	BNP Paribas SA	5.283%	11/19/2030	4,714	4,766
[9]	BPCE SA	5.184%	6/2/2032	6,930	6,919
[12]	BPCE SA	2.500%	11/30/2032	1,000	1,279
[5,11]	BPCE SA	4.125%	2/27/2039	1,100	1,243
[9]	Burford Capital Global Finance LLC	6.250%	4/15/2028	10	10
[9]	Burford Capital Global Finance LLC	9.250%	7/1/2031	70	68
[9]	Burford Capital Global Finance LLC	8.500%	1/15/2034	20	18
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	440	447
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	310	309
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	1,550	1,534
	Capital One Financial Corp.	3.800%	1/31/2028	450	445
	Capital One Financial Corp.	5.468%	2/1/2029	1,739	1,761
	Capital One Financial Corp.	6.312%	6/8/2029	1,181	1,215
	Capital One Financial Corp.	5.700%	2/1/2030	1,195	1,220
	Capital One Financial Corp.	3.273%	3/1/2030	525	505
[5]	Capital One Financial Corp.	7.624%	10/30/2031	2,000	2,194
	Capital One Financial Corp.	5.268%	5/10/2033	725	727
	Capital One Financial Corp.	6.377%	6/8/2034	455	481
	Capital One Financial Corp.	6.051%	2/1/2035	695	722
	Capital One Financial Corp.	6.183%	1/30/2036	2,769	2,838
	Capital One Financial Corp.	5.197%	9/11/2036	1,991	1,942
	Capital One Financial Corp.	5.399%	1/30/2037	13,270	13,120
	Carlyle Group Inc.	5.050%	9/19/2035	884	846
	Charles Schwab Corp.	6.136%	8/24/2034	395	420
[12]	Chesnara plc	4.750%	8/4/2032	400	498
	Chubb INA Holdings LLC	3.050%	12/15/2061	298	182
[9]	Citadel Finance LLC	5.900%	2/10/2030	1,000	1,009
	Citigroup Inc.	4.643%	5/7/2028	11,715	11,722
[5]	Citigroup Inc.	4.075%	4/23/2029	400	396
	Citigroup Inc.	4.542%	9/19/2030	1,280	1,271
	Citigroup Inc.	4.503%	9/11/2031	3,000	2,960
	Citigroup Inc.	6.174%	5/25/2034	400	418
	Citigroup Inc.	5.827%	2/13/2035	570	582
[12]	Close Brothers Group plc	7.750%	6/14/2028	3,195	4,409
[12]	Close Brothers Group plc	6.125%	8/3/2036	500	652
[5]	Cooperatieve Rabobank UA	5.250%	5/24/2041	1,950	1,920
	Corebridge Financial Inc.	4.400%	4/5/2052	1,980	1,584
[9]	Corebridge Global Funding	4.650%	8/20/2027	1,850	1,852
[9]	CRC Insurance Group LLC	7.125%	6/1/2031	10	10
[9]	Credit Acceptance Corp.	6.625%	3/15/2030	125	125
[9]	Credit Agricole SA	4.631%	9/11/2028	250	250
[9]	Danske Bank A/S	5.427%	3/1/2028	540	543
[9]	Danske Bank A/S	4.999%	3/27/2032	4,610	4,607
	Deutsche Bank AG	5.414%	5/10/2029	2,455	2,509
	Deutsche Bank AG	6.819%	11/20/2029	2,081	2,176
	Deutsche Bank AG	4.999%	9/11/2030	2,300	2,308
	Deutsche Bank AG	5.297%	5/9/2031	400	404
	Deutsche Bank AG	5.882%	7/8/2031	400	406
	Deutsche Bank AG	4.950%	8/4/2031	1,100	1,096
[5]	Deutsche Bank AG	3.547%	9/18/2031	3,615	3,413
	Deutsche Bank AG	4.875%	12/1/2032	1,050	1,044
	Deutsche Bank AG	7.079%	2/10/2034	1,670	1,802
[5,11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	2,000	2,328
	Fifth Third Bancorp	2.550%	5/5/2027	2,000	1,970
	Fifth Third Bancorp	6.361%	10/27/2028	5,185	5,300
	Fifth Third Bancorp	6.339%	7/27/2029	3,585	3,703
	Fifth Third Bancorp	4.772%	7/28/2030	2,850	2,845
	Fifth Third Bancorp	5.141%	1/29/2037	410	403
[9]	Focus Financial Partners LLC	6.750%	9/15/2031	15	15
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	2	2
[9]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	45	44
[9]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	15	15
[9]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	275	268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	GA Global Funding Trust	3.750%	6/20/2032	1,000	1,120
[5,11]	GA Global Funding Trust	4.133%	9/16/2035	1,600	1,791
	Gaci First Investment Co.	5.000%	10/13/2027	12,419	12,443
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	900	859
[9]	GGAM Finance Ltd.	8.000%	2/15/2027	20	20
[9]	Global Atlantic Fin Co.	7.950%	6/15/2033	284	313
	Goldman Sachs Group Inc.	4.153%	10/21/2029	1,700	1,676
	Goldman Sachs Group Inc.	6.484%	10/24/2029	2,500	2,593
	Goldman Sachs Group Inc.	5.727%	4/25/2030	802	822
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,475	2,490
	Goldman Sachs Group Inc.	4.692%	10/23/2030	6,225	6,198
	Goldman Sachs Group Inc.	5.218%	4/23/2031	2,545	2,569
[5]	Goldman Sachs Group Inc.	4.369%	10/21/2031	1,355	1,325
	Goldman Sachs Group Inc.	2.383%	7/21/2032	3,000	2,652
	Goldman Sachs Group Inc.	2.650%	10/21/2032	2,175	1,935
	Goldman Sachs Group Inc.	5.094%	4/20/2034	9,994	9,951
	Goldman Sachs Group Inc.	5.851%	4/25/2035	600	622
	Goldman Sachs Group Inc.	5.330%	7/23/2035	610	612
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,800	1,828
	Goldman Sachs Group Inc.	4.939%	10/21/2036	850	825
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,807	1,766
	Goldman Sachs Group Inc.	5.425%	6/3/2037	4,460	4,477
	Goldman Sachs Group Inc.	5.561%	11/19/2045	500	486
	Goldman Sachs Group Inc.	5.541%	1/21/2047	1,715	1,658
	Goldman Sachs Group Inc.	5.734%	1/28/2056	1,110	1,093
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,056	1,040
[5,11]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	1,500	1,780
[11]	Grand City Properties Finance Sarl	4.750%	Perpetual	1,300	1,436
[5,11]	Grand City Properties SA	2.000%	10/25/2032	800	810
[5,11]	Heimstaden Bostad Treasury BV	1.000%	4/13/2028	500	547
[11]	Helvetia Europe SA	2.750%	9/30/2041	1,387	1,504
[9]	Howden UK Refinance plc	7.250%	2/15/2031	145	140
[9]	Howden UK Refinance plc	8.125%	2/15/2032	165	149
	HPS Corporate Lending Fund	4.900%	9/11/2028	3,747	3,673
	HPS Corporate Lending Fund	5.950%	4/14/2032	567	555
	HSBC Holdings plc	4.755%	6/9/2028	785	786
	HSBC Holdings plc	5.210%	8/11/2028	925	931
[5]	HSBC Holdings plc	2.013%	9/22/2028	3,000	2,907
	HSBC Holdings plc	7.390%	11/3/2028	2,628	2,721
	HSBC Holdings plc	5.130%	11/19/2028	1,644	1,655
[5]	HSBC Holdings plc	4.583%	6/19/2029	920	917
	HSBC Holdings plc	2.206%	8/17/2029	400	379
[5]	HSBC Holdings plc	3.973%	5/22/2030	610	595
	HSBC Holdings plc	5.286%	11/19/2030	1,405	1,423
	HSBC Holdings plc	5.240%	5/13/2031	400	404
[5]	HSBC Holdings plc	2.848%	6/4/2031	3,420	3,168
	HSBC Holdings plc	4.619%	11/6/2031	7,298	7,195
	HSBC Holdings plc	5.733%	5/17/2032	750	773
	HSBC Holdings plc	2.804%	5/24/2032	588	532
	HSBC Holdings plc	4.762%	3/29/2033	1,200	1,170
	HSBC Holdings plc	6.254%	3/9/2034	830	880
	HSBC Holdings plc	5.208%	5/12/2034	2,685	2,676
	HSBC Holdings plc	6.500%	5/2/2036	440	479
	HSBC Holdings plc	5.741%	9/10/2036	490	494
	HSBC Holdings plc	5.133%	11/6/2036	615	605
	HSBC Holdings plc	5.279%	3/10/2037	741	732
	HSBC Holdings plc	6.800%	6/1/2038	600	663
	Huntington Bancshares Inc.	6.208%	8/21/2029	2,000	2,059
	Huntington Bancshares Inc.	5.709%	2/2/2035	820	839
	Huntington Bancshares Inc.	2.487%	8/15/2036	300	259
	Huntington Bancshares Inc.	5.605%	1/28/2041	1,618	1,584
[5]	Huntington National Bank	4.871%	4/12/2028	3,969	3,977
	Intercontinental Exchange Inc.	2.650%	9/15/2040	670	486
	Intercontinental Exchange Inc.	3.000%	9/15/2060	500	293
	Intercontinental Exchange Inc.	5.200%	6/15/2062	400	363
[9]	Intesa Sanpaolo SpA	5.000%	6/29/2030	7,260	7,275
[9]	Intesa Sanpaolo SpA	6.005%	6/29/2037	6,880	6,940
[5,11]	IWG US Finance LLC	6.500%	6/28/2030	1,887	2,325
[11]	IWG US Finance LLC	5.125%	5/14/2032	900	1,056
	Jefferies Financial Group Inc.	6.450%	6/8/2027	500	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMorgan Chase & Co.	2.182%	6/1/2028	528	517
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,412	1,418
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,460	1,460
[5]	JPMorgan Chase & Co.	4.452%	12/5/2029	400	398
	JPMorgan Chase & Co.	5.012%	1/23/2030	3,070	3,091
	JPMorgan Chase & Co.	5.581%	4/22/2030	3,240	3,311
	JPMorgan Chase & Co.	4.565%	6/14/2030	1,275	1,270
[5]	JPMorgan Chase & Co.	2.739%	10/15/2030	1,700	1,597
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,045	1,040
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,750	1,770
[5]	JPMorgan Chase & Co.	2.522%	4/22/2031	2,525	2,328
[5]	JPMorgan Chase & Co.	2.956%	5/13/2031	1,485	1,386
	JPMorgan Chase & Co.	1.953%	2/4/2032	750	660
	JPMorgan Chase & Co.	4.622%	4/23/2032	5,680	5,615
	JPMorgan Chase & Co.	2.545%	11/8/2032	870	774
	JPMorgan Chase & Co.	2.963%	1/25/2033	3,301	2,987
	JPMorgan Chase & Co.	5.336%	1/23/2035	1,820	1,847
	JPMorgan Chase & Co.	5.766%	4/22/2035	600	624
	JPMorgan Chase & Co.	5.294%	7/22/2035	2,100	2,122
	JPMorgan Chase & Co.	4.946%	10/22/2035	2,070	2,042
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,875	1,917
	JPMorgan Chase & Co.	5.572%	4/22/2036	400	411
	JPMorgan Chase & Co.	4.810%	10/22/2036	610	593
	JPMorgan Chase & Co.	4.898%	1/22/2037	4,810	4,686
	JPMorgan Chase & Co.	5.193%	2/5/2037	9,905	9,760
	JPMorgan Chase & Co.	5.148%	4/23/2037	8,935	8,869
	JPMorgan Chase & Co.	6.400%	5/15/2038	500	549
	JPMorgan Chase & Co.	5.600%	7/15/2041	1,250	1,271
	JPMorgan Chase & Co.	2.525%	11/19/2041	800	567
	JPMorgan Chase & Co.	5.400%	1/6/2042	1,920	1,913
	JPMorgan Chase & Co.	3.157%	4/22/2042	1,990	1,513
	JPMorgan Chase & Co.	5.625%	8/16/2043	610	617
	JPMorgan Chase & Co.	4.950%	6/1/2045	1,060	977
[5]	JPMorgan Chase & Co.	4.260%	2/22/2048	2,910	2,409
[5]	JPMorgan Chase & Co.	4.032%	7/24/2048	1,800	1,438
[5]	JPMorgan Chase & Co.	3.964%	11/15/2048	1,920	1,512
[5]	JPMorgan Chase & Co.	3.109%	4/22/2051	560	375
	JPMorgan Chase & Co.	3.328%	4/22/2052	1,045	724
	Keybank National Association	5.000%	1/26/2033	475	470
	KeyCorp	6.401%	3/6/2035	1,830	1,945
	KeyCorp	5.305%	1/28/2037	525	517
	KKR & Co. Inc.	5.100%	8/7/2035	550	532
[5,11]	Kommunalkredit Austria AG	5.250%	3/28/2029	2,500	2,964
[9]	Liberty Mutual Group Inc.	5.250%	5/1/2036	3,260	3,218
	Lloyds Banking Group plc	4.550%	8/16/2028	490	490
	Lloyds Banking Group plc	5.679%	1/5/2035	450	463
	Lloyds Banking Group plc	4.943%	11/4/2036	910	883
	Lloyds Banking Group plc	3.369%	12/14/2046	615	452
	Lloyds Banking Group plc	5.668%	2/10/2047	600	591
	LPL Holdings Inc.	6.000%	5/20/2034	182	186
	M&T Bank Corp.	4.553%	8/16/2028	150	150
[5]	M&T Bank Corp.	4.833%	1/16/2029	400	401
	M&T Bank Corp.	7.413%	10/30/2029	1,690	1,788
	M&T Bank Corp.	5.179%	7/8/2031	1,742	1,755
	M&T Bank Corp.	5.053%	1/27/2034	371	368
	M&T Bank Corp.	5.400%	7/30/2035	1,278	1,277
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,587	2,594
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	1,994	1,997
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	500	472
	Mastercard Inc.	4.425%	6/8/2029	8,284	8,272
	Mastercard Inc.	4.600%	6/8/2031	6,665	6,653
	Mastercard Inc.	3.850%	3/26/2050	1,550	1,199
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	500	498
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	625	628
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	1,300	1,315
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	460	440
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	2,475	2,506
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	1,070	1,081
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	815	804
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	4,360	4,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	675	597
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	725	736
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	825	843
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	7,575	7,756
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	875	869
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	820	805
	Morgan Stanley	3.950%	4/23/2027	410	409
[5]	Morgan Stanley	3.591%	7/22/2028	1,000	989
	Morgan Stanley	5.123%	2/1/2029	825	830
[5]	Morgan Stanley	4.994%	4/12/2029	600	603
	Morgan Stanley	6.407%	11/1/2029	400	414
	Morgan Stanley	5.173%	1/16/2030	499	503
[5]	Morgan Stanley	4.431%	1/23/2030	890	882
	Morgan Stanley	5.042%	7/19/2030	200	201
	Morgan Stanley	4.654%	10/18/2030	4,664	4,639
	Morgan Stanley	5.230%	1/15/2031	1,340	1,355
	Morgan Stanley	5.192%	4/17/2031	910	920
[5]	Morgan Stanley	4.356%	10/22/2031	11,043	10,800
	Morgan Stanley	4.493%	1/16/2032	725	711
	Morgan Stanley	4.708%	3/12/2032	5,000	4,940
[5]	Morgan Stanley	5.250%	4/21/2034	650	654
[5]	Morgan Stanley	5.424%	7/21/2034	600	609
	Morgan Stanley	5.831%	4/19/2035	4,885	5,070
	Morgan Stanley	5.587%	1/18/2036	1,515	1,548
	Morgan Stanley	5.664%	4/17/2036	60	62
	Morgan Stanley	5.073%	1/30/2037	4,570	4,470
	Morgan Stanley	5.296%	4/10/2037	5,255	5,229
	Morgan Stanley	5.314%	1/18/2041	2,410	2,353
	Morgan Stanley	3.217%	4/22/2042	1,500	1,145
	Morgan Stanley	5.900%	3/13/2047	1,440	1,457
[5]	Morgan Stanley	5.597%	3/24/2051	400	392
[5]	Morgan Stanley Bank NA	4.968%	7/14/2028	1,406	1,412
[5]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	14,460	14,271
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	440	438
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	910	894
[11]	Mutuelle Epargne Retraite Prevoyance Carac	4.375%	2/5/2046	500	564
	Nasdaq Inc.	5.350%	6/28/2028	725	735
	Nasdaq Inc.	5.550%	2/15/2034	349	359
	National Bank of Canada	4.950%	2/1/2028	3,070	3,078
	National Bank of Canada	4.500%	10/10/2029	312	310
	NatWest Group plc	5.516%	9/30/2028	400	405
	NatWest Group plc	5.808%	9/13/2029	175	179
[5]	NatWest Group plc	5.076%	1/27/2030	676	681
[5]	NatWest Group plc	4.445%	5/8/2030	1,016	1,006
	NatWest Group plc	4.964%	8/15/2030	1,370	1,374
[9]	NatWest Markets plc	5.410%	5/17/2029	500	509
	Navient Corp.	5.500%	3/15/2029	30	29
	Navient Corp.	11.500%	3/15/2031	20	21
[9]	Nippon Life Insurance Co.	5.046%	4/2/2033	1,185	1,186
[11]	Nippon Life Insurance Co.	4.114%	1/23/2055	500	563
[5,11]	Nippon Life Insurance Co.	4.165%	9/2/2055	400	450
	Nomura Holdings Inc.	5.842%	1/18/2028	500	509
	Nomura Holdings Inc.	2.710%	1/22/2029	590	560
	Nomura Holdings Inc.	4.996%	6/29/2029	3,555	3,563
	Nomura Holdings Inc.	5.605%	7/6/2029	400	408
	Nomura Holdings Inc.	3.103%	1/16/2030	2,840	2,670
	Northern Trust Corp.	5.117%	11/19/2040	1,101	1,077
[9]	Northwestern Mutual Life Insurance Co.	6.050%	6/30/2056	5,900	6,025
[11]	Novo Banco SA	9.875%	12/1/2033	300	381
[5,11]	Oldenburgische Landesbank AG	8.000%	4/24/2034	200	250
[5,11]	Oldenburgische Landesbank AG	8.500%	4/24/2034	400	506
[9]	Omnis Funding Trust	6.722%	5/15/2055	695	723
	OneMain Finance Corp.	3.500%	1/15/2027	20	20
	OneMain Finance Corp.	6.625%	5/15/2029	20	20
	OneMain Finance Corp.	6.125%	5/15/2030	15	15
	OneMain Finance Corp.	7.125%	11/15/2031	100	102
	OneMain Finance Corp.	6.500%	3/15/2033	40	39
	OneMain Finance Corp.	6.750%	9/15/2033	35	35
[12]	OSB Group plc	9.993%	7/27/2033	1,064	1,516
	PayPal Holdings Inc.	5.100%	4/1/2035	2,130	2,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PayPal Holdings Inc.	5.050%	6/1/2052	400	343
[12]	Pension Insurance Corp. plc	3.625%	10/21/2032	1,764	2,052
[12]	Pension Insurance Corp. plc	8.000%	11/13/2033	500	725
[9]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	1,610	1,630
[9]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	120	124
	Pinnacle Bank	5.957%	1/15/2036	1,251	1,243
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	1,250	1,279
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	3,395	3,404
[5]	PNC Bank NA	4.050%	7/26/2028	850	840
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,030	1,052
	PNC Financial Services Group Inc.	5.068%	1/24/2034	400	400
	PNC Financial Services Group Inc.	5.373%	7/21/2036	1,883	1,903
	PNC Financial Services Group Inc.	5.423%	1/25/2041	3,040	2,989
[5,11]	PPI Public Property Invest AB	3.875%	10/16/2031	800	903
[5,11]	PPI Public Property Invest AB	4.375%	10/1/2032	1,000	1,151
[5,11]	PPI Public Property Invest AB	4.125%	4/21/2033	900	1,011
	Progressive Corp.	5.150%	3/26/2036	6,400	6,403
	Prudential Financial Inc.	5.200%	3/14/2035	935	938
	Regions Financial Corp.	1.800%	8/12/2028	2,000	1,887
	Regions Financial Corp.	5.722%	6/6/2030	2,921	2,997
[9]	Rocket Cos. Inc.	6.500%	8/1/2029	10	10
[9]	Rocket Cos. Inc.	6.125%	8/1/2030	105	107
[9]	Rocket Cos. Inc.	6.125%	8/1/2031	20	20
[9]	Rocket Cos. Inc.	6.375%	8/1/2033	45	46
[9]	Rocket Cos. Inc.	6.500%	6/15/2034	20	21
[9]	Rocket Mortgage LLC	3.875%	3/1/2031	80	75
[5]	Royal Bank of Canada	4.650%	10/18/2030	1,370	1,367
[5]	Royal Bank of Canada	5.153%	2/4/2031	750	759
	Royal Bank of Canada	4.696%	8/6/2031	400	398
	Royal Bank of Canada	4.305%	11/3/2031	500	490
[5]	Royal Bank of Canada	5.000%	2/1/2033	5	5
[9]	Ryan Specialty LLC	4.375%	2/1/2030	30	29
[9]	Ryan Specialty LLC	5.875%	8/1/2032	25	25
	Santander UK Group Holdings plc	4.320%	9/22/2029	4,790	4,742
[12]	Scottish Widows Ltd.	7.000%	6/16/2043	200	273
[9]	Service Properties Trust	0.000%	9/30/2027	45	42
	Service Properties Trust	3.950%	1/15/2028	40	39
	Service Properties Trust	8.875%	6/15/2032	40	41
[9]	Shift4 Payments LLC	6.750%	8/15/2032	155	155
	Sixth Street Lending Partners	6.125%	7/15/2030	740	743
[9]	Starwood Property Trust Inc.	3.625%	7/15/2026	30	30
[6,9]	Starwood Property Trust Inc.	5.875%	8/15/2029	15	15
[9]	Starwood Property Trust Inc.	6.000%	4/15/2030	20	20
[9]	Starwood Property Trust Inc.	6.500%	10/15/2030	60	61
	State Street Corp.	2.200%	3/3/2031	1,790	1,599
	State Street Corp.	4.821%	1/26/2034	1,475	1,464
	State Street Corp.	5.159%	5/18/2034	475	480
[5]	State Street Corp.	3.031%	11/1/2034	400	375
	State Street Corp.	4.784%	10/23/2036	4,738	4,601
	State Street Corp.	5.094%	4/24/2037	3,825	3,791
	Suci Second Investment Co.	4.375%	9/10/2027	10,145	10,108
[9]	Sumisho Air Lease Corp.	4.400%	3/24/2028	420	418
[9]	Sumisho Air Lease Corp.	4.500%	3/24/2029	12,295	12,191
[9]	Sumisho Air Lease Corp.	4.850%	3/24/2031	9,185	9,087
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	3,400	3,358
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	1,700	1,668
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	800	830
[6]	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	2,230	2,221
[6]	Sumitomo Mitsui Financial Group Inc.	5.296%	7/7/2037	9,360	9,294
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	420	289
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	575	577
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	400	395
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	4,555	4,469
	Toronto-Dominion Bank	4.783%	12/17/2029	1,700	1,711
	Toronto-Dominion Bank	4.456%	6/8/2032	420	413
	Toronto-Dominion Bank	4.866%	4/22/2033	5,565	5,524
	Toronto-Dominion Bank	4.928%	10/15/2035	1,400	1,376
[5,11]	Triodos Bank NV	2.250%	2/5/2032	100	113
[5]	Truist Bank	4.144%	1/27/2029	2,770	2,751
[5]	Truist Bank	4.136%	10/23/2029	1,190	1,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Truist Bank	2.250%	3/11/2030	1,475	1,346
[5]	Truist Financial Corp.	7.161%	10/30/2029	500	527
	Truist Financial Corp.	4.597%	1/27/2032	1,000	986
[5]	Truist Financial Corp.	5.153%	8/5/2032	3,300	3,325
[5]	Truist Financial Corp.	4.916%	7/28/2033	900	883
[5]	Truist Financial Corp.	5.711%	1/24/2035	820	845
[5]	Truist Financial Corp.	4.964%	10/23/2036	1,140	1,108
	UBS AG	4.632%	2/16/2032	470	466
	UBS Americas Inc.	7.125%	7/15/2032	700	779
[9]	UBS Group AG	3.869%	1/12/2029	2,814	2,782
[9]	UBS Group AG	4.151%	12/23/2029	5,120	5,046
[9]	UBS Group AG	5.617%	9/13/2030	330	338
[9]	UBS Group AG	4.398%	9/23/2031	4,615	4,522
[9]	UBS Group AG	3.091%	5/14/2032	845	775
[9]	UBS Group AG	4.844%	11/6/2033	3,961	3,891
[9]	UBS Group AG	5.010%	3/23/2037	850	828
	UBS Group AG	4.875%	5/15/2045	135	123
	US Bancorp	5.384%	1/23/2030	1,050	1,068
	US Bancorp	5.083%	5/15/2031	3,641	3,681
[5]	US Bancorp	4.967%	7/22/2033	725	719
	US Bancorp	4.839%	2/1/2034	975	962
	US Bancorp	5.424%	2/12/2036	500	509
	US Bancorp	2.491%	11/3/2036	700	610
[9]	UWM Holdings LLC	6.625%	2/1/2030	5	5
[5,11]	Viridium Group Sarl	4.375%	11/16/2035	500	552
[11]	Volksbank Wien AG	5.750%	6/21/2034	3,900	4,601
[11]	Volksbank Wien AG	5.500%	12/4/2035	1,900	2,239
[5]	Wells Fargo & Co.	4.808%	7/25/2028	760	762
[5]	Wells Fargo & Co.	5.574%	7/25/2029	800	814
[5]	Wells Fargo & Co.	2.879%	10/30/2030	775	730
[5]	Wells Fargo & Co.	2.572%	2/11/2031	860	796
	Wells Fargo & Co.	5.499%	1/23/2035	105	107
	Wells Fargo & Co.	4.892%	9/15/2036	575	561
[5]	Wells Fargo & Co.	3.068%	4/30/2041	3,124	2,387
	Wells Fargo & Co.	5.375%	11/2/2043	2,695	2,535
[5]	Wells Fargo & Co.	4.650%	11/4/2044	960	817
	Wells Fargo & Co.	3.900%	5/1/2045	1,380	1,094
[5]	Wells Fargo & Co.	4.400%	6/14/2046	931	755
[5]	Wells Fargo & Co.	4.750%	12/7/2046	670	571
	Wells Fargo & Co.	5.433%	1/23/2047	6,750	6,485
[5]	Wells Fargo & Co.	5.013%	4/4/2051	2,475	2,219
[5]	Wells Fargo & Co.	4.611%	4/25/2053	1,630	1,370
[5]	Wells Fargo Bank NA	6.600%	1/15/2038	635	696
[5]	Westpac Banking Corp.	5.618%	11/20/2035	400	403
	Westpac Banking Corp.	3.020%	11/18/2036	820	733
	Westpac Banking Corp.	4.421%	7/24/2039	300	269
[9]	WEX Inc.	6.500%	3/15/2033	60	60
	Willis North America Inc.	5.350%	5/15/2033	250	253
	Willis North America Inc.	3.875%	9/15/2049	675	505
[9]	WS Escrow LLC	7.750%	6/1/2033	35	36
[11]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	1,700	1,744
[11]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	400	456
					823,639
Health Care (2.6%)
[9]	1261229 BC Ltd.	10.000%	4/15/2032	175	177
	Abbott Laboratories	4.300%	3/15/2033	10,620	10,302
	Abbott Laboratories	5.600%	3/15/2066	1,105	1,083
	AbbVie Inc.	4.400%	3/15/2033	7,670	7,507
	AbbVie Inc.	4.400%	11/6/2042	1,530	1,346
	AbbVie Inc.	5.350%	3/15/2044	650	635
	AbbVie Inc.	4.850%	6/15/2044	450	412
	AbbVie Inc.	4.250%	11/21/2049	1,390	1,135
	AbbVie Inc.	5.650%	3/15/2066	3,145	3,096
	Aetna Inc.	6.625%	6/15/2036	1,000	1,089
	Amgen Inc.	5.250%	3/2/2033	1,064	1,083
	Amgen Inc.	4.850%	2/19/2036	3,305	3,237
	Amgen Inc.	2.800%	8/15/2041	159	115
	Amgen Inc.	5.600%	3/2/2043	940	934
	Amgen Inc.	4.400%	5/1/2045	1,700	1,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.563%	6/15/2048	830	702
	Amgen Inc.	3.375%	2/21/2050	1,255	886
	Amgen Inc.	4.875%	3/1/2053	1,450	1,262
	Amgen Inc.	5.650%	3/2/2053	630	613
	Amgen Inc.	5.650%	2/19/2056	5,160	5,034
	Amgen Inc.	5.750%	3/2/2063	640	621
	Augusta SpinCo Corp.	4.945%	3/23/2033	2,980	2,959
[9]	Bausch + Lomb Corp.	8.375%	10/1/2028	15	15
	Baxter International Inc.	2.539%	2/1/2032	480	413
	Baxter International Inc.	3.132%	12/1/2051	400	239
[5,11]	Bayer AG	1.375%	7/6/2032	600	604
[5,11]	Bayer AG	6.625%	9/25/2083	1,000	1,201
	Becton Dickinson & Co.	4.874%	2/8/2029	125	126
[9]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	20	20
	Boston Scientific Corp.	4.700%	3/1/2049	1,490	1,327
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	360	252
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	600	596
	Cardinal Health Inc.	5.750%	11/15/2054	1,710	1,700
	Cencora Inc.	2.700%	3/15/2031	400	365
	Cencora Inc.	4.600%	2/13/2033	1,730	1,691
	Cencora Inc.	5.125%	2/15/2034	630	632
	Cencora Inc.	5.650%	2/13/2056	550	540
	Centene Corp.	2.450%	7/15/2028	115	109
	Centene Corp.	4.625%	12/15/2029	35	34
[9]	Charles River Laboratories International Inc.	4.250%	5/1/2028	100	98
[5]	CommonSpirit Health	4.350%	11/1/2042	220	190
[9]	Community Health Systems Inc.	10.875%	1/15/2032	6	6
[9]	Community Health Systems Inc.	9.750%	1/15/2034	155	162
	CVS Health Corp.	5.400%	6/1/2029	600	613
	CVS Health Corp.	3.250%	8/15/2029	510	488
	CVS Health Corp.	5.125%	2/21/2030	500	506
	CVS Health Corp.	3.750%	4/1/2030	350	338
	CVS Health Corp.	1.750%	8/21/2030	600	532
	CVS Health Corp.	5.250%	1/30/2031	230	234
	CVS Health Corp.	5.550%	6/1/2031	400	412
	CVS Health Corp.	2.125%	9/15/2031	400	350
	CVS Health Corp.	5.000%	9/15/2032	500	501
	CVS Health Corp.	5.700%	6/1/2034	470	485
	CVS Health Corp.	4.875%	7/20/2035	560	543
	CVS Health Corp.	4.780%	3/25/2038	2,437	2,285
	CVS Health Corp.	5.125%	7/20/2045	2,703	2,447
	CVS Health Corp.	5.625%	2/21/2053	30	28
	CVS Health Corp.	5.875%	6/1/2053	1,070	1,045
	CVS Health Corp.	6.050%	6/1/2054	405	405
[9]	DaVita Inc.	4.625%	6/1/2030	40	39
[9]	DaVita Inc.	3.750%	2/15/2031	55	51
[9]	DaVita Inc.	6.875%	9/1/2032	25	26
[9]	DaVita Inc.	6.750%	7/15/2033	15	15
	Elevance Health Inc.	5.150%	6/15/2029	180	183
	Elevance Health Inc.	5.500%	10/15/2032	455	467
	Elevance Health Inc.	4.750%	2/15/2033	1,075	1,060
	Elevance Health Inc.	4.550%	3/1/2048	270	227
	Elevance Health Inc.	3.700%	9/15/2049	440	319
	Elevance Health Inc.	3.125%	5/15/2050	500	326
	Elevance Health Inc.	3.600%	3/15/2051	890	630
	Elevance Health Inc.	6.100%	10/15/2052	400	409
	Elevance Health Inc.	5.650%	6/15/2054	770	741
	Elevance Health Inc.	5.700%	2/15/2055	1,200	1,165
	Elevance Health Inc.	5.700%	9/15/2055	1,550	1,507
	Eli Lilly & Co.	4.650%	5/20/2033	4,606	4,580
	Eli Lilly & Co.	4.875%	2/27/2053	500	452
	Eli Lilly & Co.	5.050%	8/14/2054	2,040	1,893
	Eli Lilly & Co.	5.550%	10/15/2055	800	800
	Eli Lilly & Co.	5.600%	5/20/2056	3,665	3,681
	Eli Lilly & Co.	5.100%	2/9/2064	400	365
	Eli Lilly & Co.	5.200%	8/14/2064	400	371
[9]	Encompass Health Corp.	5.875%	6/1/2034	55	55
[9]	Endo Finance Holdings LP	8.500%	4/15/2031	30	32
[9]	Fortrea Holdings Inc.	7.500%	7/1/2030	9	9
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	260	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	2,405	2,408
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	2,840	2,887
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	3,835	3,741
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	2,850	3,037
	Gilead Sciences Inc.	4.900%	5/20/2034	4,153	4,144
	Gilead Sciences Inc.	4.000%	9/1/2036	120	110
	Gilead Sciences Inc.	4.750%	3/1/2046	420	376
	Gilead Sciences Inc.	4.150%	3/1/2047	935	766
	HCA Inc.	3.375%	3/15/2029	430	415
	HCA Inc.	5.250%	3/1/2030	1,040	1,054
	HCA Inc.	3.500%	9/1/2030	1,085	1,029
	HCA Inc.	2.375%	7/15/2031	1,550	1,376
	HCA Inc.	4.600%	11/15/2032	2,105	2,050
	HCA Inc.	5.000%	5/15/2033	8,330	8,246
	HCA Inc.	5.450%	9/15/2034	255	258
	HCA Inc.	5.750%	3/1/2035	530	546
	HCA Inc.	4.900%	11/15/2035	1,245	1,205
	HCA Inc.	5.125%	6/15/2039	330	314
	HCA Inc.	5.900%	6/1/2053	310	302
[9]	IQVIA Inc.	5.000%	10/15/2026	150	150
[9]	IQVIA Inc.	6.250%	6/1/2032	55	56
[9]	LifePoint Health Inc.	7.000%	5/1/2034	50	48
	McKesson Corp.	4.950%	5/30/2032	6,700	6,756
[9]	Medline Borrower LP	5.250%	10/1/2029	20	20
	Merck & Co. Inc.	4.450%	12/4/2032	1,535	1,511
	Merck & Co. Inc.	3.700%	2/10/2045	900	707
	Merck & Co. Inc.	5.500%	3/15/2046	525	519
	Merck & Co. Inc.	5.750%	5/22/2046	490	499
	Merck & Co. Inc.	2.750%	12/10/2051	1,000	614
	Merck & Co. Inc.	5.850%	5/22/2056	4,050	4,148
	Novartis Capital Corp.	4.600%	3/18/2033	6,635	6,573
	Novartis Capital Corp.	5.700%	3/18/2056	440	449
[9]	Organon & Co.	4.125%	4/30/2028	105	104
[9]	Organon & Co.	6.750%	5/15/2034	100	106
	Pfizer Inc.	4.500%	11/15/2032	2,505	2,471
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	2,550	2,400
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	620	570
	Quest Diagnostics Inc.	4.200%	6/30/2029	260	257
	Quest Diagnostics Inc.	2.800%	6/30/2031	400	365
[9]	Radiology Partners Inc.	8.500%	7/15/2032	40	42
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	2,880	2,182
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	400	397
	Takeda US Financing Inc.	5.900%	7/7/2055	2,760	2,784
[9]	Teleflex Inc.	5.875%	1/15/2032	15	15
	Tenet Healthcare Corp.	5.125%	11/1/2027	60	60
[9]	Tenet Healthcare Corp.	5.500%	11/15/2032	140	139
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	59	59
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	15	15
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	60	62
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	45	46
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	2,505	2,462
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	855	840
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	670	664
	UnitedHealth Group Inc.	2.000%	5/15/2030	1,085	986
	UnitedHealth Group Inc.	2.300%	5/15/2031	990	886
	UnitedHealth Group Inc.	4.950%	1/15/2032	2,025	2,039
	UnitedHealth Group Inc.	4.500%	4/15/2033	1,700	1,663
	UnitedHealth Group Inc.	5.000%	4/15/2034	2,950	2,948
	UnitedHealth Group Inc.	5.800%	3/15/2036	700	736
	UnitedHealth Group Inc.	6.625%	11/15/2037	1,325	1,481
	UnitedHealth Group Inc.	3.500%	8/15/2039	1,750	1,440
	UnitedHealth Group Inc.	2.750%	5/15/2040	1,625	1,201
	UnitedHealth Group Inc.	3.050%	5/15/2041	1,450	1,094
	UnitedHealth Group Inc.	3.750%	10/15/2047	895	676
	UnitedHealth Group Inc.	4.250%	6/15/2048	590	479
	UnitedHealth Group Inc.	4.450%	12/15/2048	1,006	840
	UnitedHealth Group Inc.	3.700%	8/15/2049	400	295
	UnitedHealth Group Inc.	2.900%	5/15/2050	1,295	827
	UnitedHealth Group Inc.	5.875%	2/15/2053	1,384	1,393
	UnitedHealth Group Inc.	5.375%	4/15/2054	2,634	2,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.625%	7/15/2054	1,575	1,540
	UnitedHealth Group Inc.	5.950%	6/15/2055	410	422
	UnitedHealth Group Inc.	6.050%	2/15/2063	640	652
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	1,593	1,593
	Zoetis Inc.	5.600%	11/16/2032	430	447
	Zoetis Inc.	4.700%	2/1/2043	765	685
					186,028
Industrials (1.9%)
[5]	3M Co.	4.000%	9/14/2048	600	472
[9]	ADI Escrow Issuer LLC	7.125%	7/15/2034	20	20
[9]	Air Canada	3.875%	8/15/2026	90	90
[9]	Allison Transmission Inc.	3.750%	1/30/2031	100	94
[9]	Allison Transmission Inc.	5.875%	12/1/2033	25	25
[9]	American Airlines Inc.	5.750%	4/20/2029	165	165
	Amphenol Corp.	4.400%	2/15/2033	2,759	2,683
	Amphenol Corp.	4.625%	2/15/2036	1,733	1,674
	Amphenol Corp.	5.300%	11/15/2055	1,079	1,024
	ATI Inc.	5.875%	6/15/2033	10	10
	Boeing Co.	2.700%	2/1/2027	750	742
	Boeing Co.	3.250%	2/1/2028	1,205	1,180
	Boeing Co.	3.200%	3/1/2029	2,450	2,362
	Boeing Co.	6.298%	5/1/2029	4,480	4,664
	Boeing Co.	5.150%	5/1/2030	9,935	10,055
	Boeing Co.	3.625%	2/1/2031	5,810	5,526
	Boeing Co.	6.388%	5/1/2031	400	425
	Boeing Co.	3.600%	5/1/2034	1,135	1,021
	Boeing Co.	6.528%	5/1/2034	5,452	5,928
	Boeing Co.	3.250%	2/1/2035	3,500	3,036
	Boeing Co.	3.900%	5/1/2049	2,300	1,721
	Boeing Co.	3.750%	2/1/2050	3,780	2,759
	Boeing Co.	5.805%	5/1/2050	2,857	2,821
	Boeing Co.	6.858%	5/1/2054	1,512	1,699
	Boeing Co.	5.930%	5/1/2060	950	936
	Boeing Co.	7.008%	5/1/2064	2,835	3,224
[9]	Bombardier Inc.	7.000%	6/1/2032	55	57
[9]	Bombardier Inc.	6.750%	6/15/2033	5	5
[9]	Bombardier Inc.	5.875%	1/15/2035	25	25
[9]	BWX Technologies Inc.	4.125%	4/15/2029	40	39
	Canadian Pacific Railway Co.	3.500%	5/1/2050	878	626
	Canadian Pacific Railway Co.	3.100%	12/2/2051	620	406
	Canadian Pacific Railway Co.	5.500%	3/15/2056	2,270	2,194
	Carrier Global Corp.	3.377%	4/5/2040	2,900	2,330
[9]	Clean Harbors Inc.	5.125%	7/15/2029	80	80
[9]	Clean Harbors Inc.	5.750%	10/15/2033	45	45
[6,9]	Core & Main LP	6.000%	7/1/2034	25	25
	CSX Corp.	4.750%	11/15/2048	1,100	971
	CSX Corp.	4.250%	11/1/2066	1,000	761
[5,11]	Czechoslovak Group A/S	5.250%	1/10/2031	3,500	4,068
	Delta Air Lines Inc.	4.375%	4/19/2028	644	640
[5,11]	Deutsche Lufthansa AG	4.125%	9/3/2032	700	821
	Eaton Capital ULC	4.450%	5/9/2030	840	835
	Eaton Corp.	4.500%	3/6/2033	1,030	1,009
[9]	Enpro Inc.	6.125%	6/1/2033	20	20
[9]	ERAC USA Finance LLC	4.500%	10/30/2029	9,315	9,256
[9]	ERAC USA Finance LLC	4.700%	4/30/2031	7,977	7,952
[9]	ERAC USA Finance LLC	7.000%	10/15/2037	250	284
[9]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	380	375
[9]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	3,190	3,132
[9]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	2,990	2,911
[9]	Gates Corp.	6.875%	7/1/2029	130	133
	GE Vernova Inc.	5.500%	2/4/2056	3,399	3,297
[9]	Genesee & Wyoming Inc.	6.250%	4/15/2032	20	20
[9]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	45	44
[9]	Granite Construction Inc.	6.375%	6/15/2034	15	15
[9]	Herc Holdings Inc.	6.625%	6/15/2029	5	5
[9]	Herc Holdings Inc.	7.000%	6/15/2030	30	31
[9]	Herc Holdings Inc.	5.750%	3/15/2031	30	30
[9]	Herc Holdings Inc.	7.250%	6/15/2033	25	26
[9]	Herc Holdings Inc.	6.000%	3/15/2034	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Honeywell Aerospace Inc.	4.600%	3/16/2033	3,194	3,134
[9]	Honeywell Aerospace Inc.	4.950%	3/16/2036	5,007	4,931
[9]	Honeywell Aerospace Inc.	5.622%	3/16/2046	1,853	1,844
[9]	Honeywell Aerospace Inc.	5.732%	3/16/2056	4,567	4,566
[9]	Honeywell Aerospace Inc.	5.852%	3/16/2066	6,550	6,600
	Howmet Aerospace Inc.	4.750%	4/15/2036	1,975	1,919
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	1,984	2,017
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	1,761	1,814
	Ingersoll Rand Inc.	5.700%	8/14/2033	400	416
	Ingersoll Rand Inc.	5.450%	6/15/2034	455	463
[12]	International Distribution Services plc	7.375%	9/14/2030	300	420
[9]	JetBlue Airways Corp.	9.875%	9/20/2031	62	56
	L3Harris Technologies Inc.	5.050%	6/1/2029	400	405
	L3Harris Technologies Inc.	5.400%	7/31/2033	825	844
	Lockheed Martin Corp.	4.150%	6/15/2053	400	317
	Norfolk Southern Corp.	3.050%	5/15/2050	1,085	708
	Norfolk Southern Corp.	5.950%	3/15/2064	560	566
	Northrop Grumman Corp.	4.030%	10/15/2047	1,156	920
	Northrop Grumman Corp.	5.200%	6/1/2054	2,050	1,913
[5]	Regal Rexnord Corp.	6.300%	2/15/2030	690	720
	RTX Corp.	4.500%	6/1/2042	1,682	1,505
	RTX Corp.	3.750%	11/1/2046	600	460
	RTX Corp.	4.050%	5/4/2047	500	401
	RTX Corp.	3.125%	7/1/2050	1,093	729
	RTX Corp.	6.400%	3/15/2054	1,622	1,781
[5]	Ryder System Inc.	5.500%	6/1/2029	1,500	1,534
	Ryder System Inc.	4.300%	12/1/2030	730	719
[9]	Siemens Funding BV	5.900%	5/28/2065	1,930	1,972
[9]	TK Elevator US Newco Inc.	5.250%	7/15/2027	40	40
[9]	TopBuild Corp.	5.625%	1/31/2034	40	40
[9]	TransDigm Inc.	6.375%	3/1/2029	15	15
[9]	TransDigm Inc.	6.625%	3/1/2032	60	62
[9]	TransDigm Inc.	6.000%	1/15/2033	15	15
[9]	TransDigm Inc.	6.375%	5/31/2033	195	197
[9]	TransDigm Inc.	6.125%	7/31/2034	65	65
	Union Pacific Corp.	3.799%	4/6/2071	200	138
	United Airlines Holdings Inc.	4.875%	3/1/2029	35	35
	United Airlines Holdings Inc.	5.375%	3/1/2031	15	15
	Waste Connections Inc.	5.000%	3/1/2034	700	699
[9]	WESCO Distribution Inc.	5.250%	4/15/2031	20	20
[9]	WESCO Distribution Inc.	6.375%	3/15/2033	60	62
[9]	WESCO Distribution Inc.	5.500%	4/15/2034	20	20
					141,941
Materials (1.4%)
[5,11]	Akzo Nobel NV	4.625%	3/25/2036	900	1,044
[9]	Alumina Pty Ltd.	6.125%	3/15/2030	10	10
[9]	Alumina Pty Ltd.	6.375%	9/15/2032	65	66
	Amcor Finance USA Inc.	5.625%	5/26/2033	430	442
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	2,445	2,453
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	2,170	2,192
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	725	656
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	1,725	1,753
	Amrize Finance US LLC	4.950%	4/7/2030	610	614
	Amrize Finance US LLC	5.400%	4/7/2035	1,450	1,473
[9]	ARC Falcon I Inc.	9.750%	3/1/2033	170	164
[9]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	90	86
[9]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	105	106
	Ball Corp.	6.000%	6/15/2029	10	10
	Ball Corp.	5.500%	9/15/2033	10	10
	Berry Global Inc.	5.650%	1/15/2034	1,699	1,739
[9]	Big River Steel LLC	6.625%	1/31/2029	215	215
[9]	Bond US Bidco 1 Inc.	7.125%	6/15/2033	40	40
[9]	Canpack Group Inc.	6.000%	5/15/2031	55	55
[9]	Canpack SA	3.875%	11/15/2029	230	218
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	1,288	1,269
	Cemex SAB de CV	5.750%	6/5/2036	3,520	3,505
[9]	Chemours Co.	4.625%	11/15/2029	110	105
[9]	Chemours Co.	8.000%	1/15/2033	60	61
[9]	Chemours Co.	7.875%	3/15/2034	23	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	224	216
[9]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	3	3
	Commercial Metals Co.	4.125%	1/15/2030	30	29
[9]	Commercial Metals Co.	5.750%	11/15/2033	50	50
[9]	Commercial Metals Co.	6.000%	12/15/2035	30	30
	CRH America Finance Inc.	4.400%	2/9/2031	13,416	13,211
	CRH America Finance Inc.	5.500%	1/9/2035	500	508
	CRH America Finance Inc.	5.000%	2/9/2036	4,924	4,818
	CRH SMW Finance DAC	5.125%	1/9/2030	2,285	2,315
	Crown Americas LLC	5.875%	6/1/2033	70	70
	Dow Chemical Co.	5.950%	3/15/2055	1,076	1,000
	Eastman Chemical Co.	4.500%	12/1/2028	185	184
	Ecolab Inc.	5.150%	6/15/2033	11,010	11,160
[9]	Element Solutions Inc.	3.875%	9/1/2028	35	34
[9]	First Quantum Minerals Ltd.	7.250%	2/15/2034	40	41
[9]	FMC Corp.	8.000%	6/1/2031	45	47
	FMC Corp.	5.650%	5/18/2033	110	99
	FMC Corp.	8.450%	11/1/2055	70	51
	Freeport-McMoRan Inc.	5.450%	3/15/2043	800	774
[9]	Georgia-Pacific LLC	4.400%	6/30/2028	1,050	1,046
[9]	Georgia-Pacific LLC	4.600%	5/15/2031	7,860	7,792
[9]	Glencore Funding LLC	5.200%	7/1/2033	3,300	3,301
[9]	Graphic Packaging International LLC	6.375%	7/15/2032	250	252
[9]	Hudbay Minerals Inc.	6.125%	4/1/2029	50	50
	LYB International Finance III LLC	4.200%	5/1/2050	650	472
[9]	Magnera Corp.	7.250%	11/15/2031	240	233
[9]	NOVA Chemicals Corp.	4.250%	5/15/2029	70	68
[9]	NOVA Chemicals Corp.	9.000%	2/15/2030	13	14
[9]	Novelis Corp.	4.750%	1/30/2030	75	73
[9]	Novelis Corp.	3.875%	8/15/2031	22	20
	Nutrien Ltd.	4.200%	4/1/2029	900	891
	Nutrien Ltd.	2.950%	5/13/2030	28	26
	Nutrien Ltd.	4.900%	6/1/2043	200	180
[9]	Olympus Water US Holding Corp.	7.250%	6/15/2031	40	41
[9]	Olympus Water US Holding Corp.	6.750%	8/1/2032	55	54
[9]	Olympus Water US Holding Corp.	7.250%	2/15/2033	135	133
[9]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	164	162
[9]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	2	2
[9]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	25	26
[9]	Qnity Electronics Inc.	5.750%	8/15/2032	80	81
[9]	Quikrete Holdings Inc.	6.375%	3/1/2032	41	42
[9]	Quikrete Holdings Inc.	6.750%	3/1/2033	150	153
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	500	308
	Rio Tinto Finance USA plc	5.000%	3/9/2033	541	545
[5]	Sherwin-Williams Co.	4.550%	3/1/2028	505	505
[11]	Silfin NV	4.250%	5/25/2032	500	574
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	3,900	3,954
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	4,645	4,707
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	7,606	7,690
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	5,720	5,668
	Steel Dynamics Inc.	4.000%	12/15/2028	130	128
	Steel Dynamics Inc.	5.250%	5/15/2035	700	702
[6,9]	Stonepeak Motion Holdco Ltd.	6.125%	7/15/2033	25	25
	Suzano Austria GmbH	6.000%	1/15/2029	200	203
	Suzano Austria GmbH	5.000%	1/15/2030	400	395
	Suzano Netherlands BV	5.500%	1/15/2036	475	462
[5]	Vale Overseas Ltd.	6.000%	2/25/2056	1,773	1,769
	WestRock MWV LLC	7.950%	2/15/2031	1,075	1,206
[9]	WR Grace Holdings LLC	5.625%	8/15/2029	30	28
[9]	WR Grace Holdings LLC	7.375%	3/1/2031	25	25
	WRKCo Inc.	4.000%	3/15/2028	1,100	1,089
	WRKCo Inc.	4.900%	3/15/2029	1,250	1,254
	WRKCo Inc.	4.200%	6/1/2032	600	576
					99,874
Real Estate (0.7%)
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	490	485
	American Homes 4 Rent LP	4.950%	6/15/2030	925	927
	American Homes 4 Rent LP	5.250%	3/15/2035	750	747
	American Tower Corp.	3.125%	1/15/2027	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brandywine Operating Partnership LP	8.875%	4/12/2029	210	222
	Brandywine Operating Partnership LP	6.125%	1/15/2031	40	38
	Brixmor Operating Partnership LP	4.050%	7/1/2030	825	801
	Brixmor Operating Partnership LP	4.850%	2/15/2033	2,000	1,969
	COPT Defense Properties LP	4.500%	10/15/2030	675	665
	Crown Castle Inc.	4.300%	2/15/2029	1,170	1,156
	Crown Castle Inc.	3.300%	7/1/2030	5	5
	Crown Castle Inc.	2.500%	7/15/2031	875	777
[11]	Deutsche EuroShop AG	4.500%	10/15/2030	2,500	2,887
	Digital Realty Trust LP	3.700%	8/15/2027	625	620
[9]	EF Holdco	7.375%	9/30/2030	35	35
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	4,995	4,867
	Equinix Inc.	3.200%	11/18/2029	2,000	1,904
	Equinix Inc.	2.150%	7/15/2030	1,275	1,150
	Equinix Inc.	3.900%	4/15/2032	725	685
	ERP Operating LP	3.000%	7/1/2029	400	382
	ERP Operating LP	4.950%	6/15/2032	500	503
	Essex Portfolio LP	2.650%	3/15/2032	540	479
	Extra Space Storage LP	5.700%	4/1/2028	1,820	1,851
	Extra Space Storage LP	3.900%	4/1/2029	180	176
	Extra Space Storage LP	5.900%	1/15/2031	1,800	1,867
[6]	Extra Space Storage LP	4.900%	2/1/2032	4,710	4,690
	Extra Space Storage LP	4.950%	1/15/2033	1,918	1,899
[5,11]	Fastighets AB Balder	4.000%	3/4/2033	600	670
[9]	Goodman US Finance Eight LLC	5.875%	4/28/2046	1,840	1,808
[9]	Goodman US Finance Seven LLC	5.250%	4/28/2036	2,930	2,874
	Healthpeak OP LLC	3.500%	7/15/2029	500	483
	Highwoods Realty LP	2.600%	2/1/2031	648	578
	Host Hotels & Resorts LP	4.250%	12/15/2028	1,305	1,291
[5]	Host Hotels & Resorts LP	3.500%	9/15/2030	400	378
	Hudson Pacific Properties LP	3.950%	11/1/2027	33	32
	Hudson Pacific Properties LP	5.950%	2/15/2028	18	18
[6]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	2,520	2,501
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	400	387
[9]	MPT Operating Partnership LP	8.500%	2/15/2032	115	118
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	698	669
	Prologis LP	5.000%	3/15/2034	1,055	1,051
	Prologis LP	5.250%	3/15/2054	900	852
	Realty Income Corp.	5.625%	10/13/2032	86	89
	Realty Income Corp.	5.125%	2/15/2034	300	301
	Realty Income Corp.	5.125%	4/15/2035	1,295	1,295
	Regency Centers LP	5.250%	1/15/2034	200	203
[9]	RHP Hotel Properties LP	6.500%	6/15/2033	20	20
[9]	RHP Hotel Properties LP	5.750%	3/15/2034	30	30
	Sabra Health Care LP	3.200%	12/1/2031	400	362
	Simon Property Group LP	3.800%	7/15/2050	241	182
	Ventas Realty LP	5.000%	2/15/2036	400	392
[5,11]	Vonovia SE	4.500%	11/12/2040	400	451
[9]	XHR LP	4.875%	6/1/2029	5	5
[9]	XHR LP	6.625%	5/15/2030	10	10
					48,842
Technology (5.1%)
[5]	Bidvest Group UK plc	6.200%	9/17/2032	700	705
	Broadcom Inc.	4.750%	4/15/2029	1,721	1,730
	Broadcom Inc.	4.600%	7/15/2030	1,238	1,234
	Broadcom Inc.	4.600%	1/15/2033	6,673	6,548
	Broadcom Inc.	2.600%	2/15/2033	1,210	1,051
	Broadcom Inc.	3.469%	4/15/2034	502	451
	Broadcom Inc.	4.800%	10/15/2034	450	441
	Broadcom Inc.	5.200%	7/15/2035	3,764	3,777
[9]	Broadcom Inc.	3.137%	11/15/2035	3,285	2,786
	Broadcom Inc.	4.950%	1/15/2036	725	712
	Broadcom Inc.	4.800%	2/15/2036	2,000	1,941
[9]	Broadcom Inc.	3.187%	11/15/2036	910	761
	Broadcom Inc.	3.500%	2/15/2041	1,360	1,086
	Broadcom Inc.	5.700%	1/15/2056	4,257	4,220
	CDW LLC	5.100%	3/1/2030	160	160
[9]	Central Parent Inc.	7.250%	6/15/2029	60	31
[9]	Central Parent LLC	8.000%	6/15/2029	60	32

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	5.300%	2/26/2054	710	671
[9]	Cloud Software Group LLC	6.500%	3/31/2029	130	126
[9]	Cloud Software Group LLC	9.000%	9/30/2029	45	44
[9]	Cloud Software Group LLC	8.250%	6/30/2032	85	80
	Dell Inc.	6.500%	4/15/2038	270	291
	Dell International LLC	5.250%	2/1/2028	1,600	1,617
	Dell International LLC	4.350%	2/1/2030	625	617
	Dell International LLC	4.750%	7/15/2031	5,245	5,214
	Dell International LLC	4.750%	10/6/2032	4,299	4,248
	Dell International LLC	5.400%	4/15/2034	760	771
[5,11]	DXC Capital Funding DAC	4.250%	12/9/2030	236	266
[5,11]	DXC Capital Funding DAC	0.950%	9/15/2031	1,600	1,536
[9]	Ellucian Holdings Inc.	6.500%	12/1/2029	15	14
[9]	Entegris Inc.	4.375%	4/15/2028	25	25
[9]	Esab Corp.	6.250%	4/15/2029	70	71
[9]	Esab Corp.	5.625%	4/1/2031	50	50
[9]	Fair Isaac Corp.	4.000%	6/15/2028	150	146
	Fidelity National Information Services Inc.	4.800%	3/10/2031	1,830	1,810
[9]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,524	1,599
[9]	Foundry JV Holdco LLC	5.900%	1/25/2033	20,230	21,074
[9]	Foundry JV Holdco LLC	6.100%	1/25/2036	5,577	5,879
[9]	Foundry JV Holdco LLC	6.200%	1/25/2037	3,850	4,074
[9]	Gen Digital Inc.	6.250%	4/1/2033	30	30
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	7,466	7,424
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	3,414	3,407
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	1,520	1,511
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	1,911	1,903
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	750	735
	Hubbell Inc.	4.900%	6/15/2033	4,767	4,732
	Hubbell Inc.	5.150%	6/15/2036	3,510	3,493
[9]	Ingram Micro Inc.	4.750%	5/15/2029	60	59
	Intel Corp.	2.450%	11/15/2029	5,903	5,492
	Intel Corp.	5.125%	2/10/2030	400	405
	Intel Corp.	3.900%	3/25/2030	2,375	2,306
	Intel Corp.	5.000%	2/21/2031	1,045	1,053
	Intel Corp.	2.000%	8/12/2031	3,168	2,762
	Intel Corp.	4.150%	8/5/2032	5,425	5,202
	Intel Corp.	4.000%	12/15/2032	3,490	3,294
	Intel Corp.	5.200%	2/10/2033	875	885
	Intel Corp.	5.000%	8/15/2033	7,837	7,776
	Intel Corp.	5.300%	5/15/2036	2,160	2,148
	Intel Corp.	4.600%	3/25/2040	970	874
	Intel Corp.	4.800%	10/1/2041	705	630
	Intel Corp.	4.250%	12/15/2042	400	330
	Intel Corp.	5.625%	2/10/2043	875	851
	Intel Corp.	4.100%	5/11/2047	10	8
	Intel Corp.	3.734%	12/8/2047	2,659	1,914
	Intel Corp.	3.250%	11/15/2049	1,525	993
	Intel Corp.	4.750%	3/25/2050	400	332
	Intel Corp.	3.050%	8/12/2051	1,045	654
	Intel Corp.	5.700%	2/10/2053	1,998	1,885
	Intel Corp.	6.125%	5/15/2056	8,007	8,002
	Intel Corp.	3.200%	8/12/2061	925	537
	Intel Corp.	5.900%	2/10/2063	925	885
	International Business Machines Corp.	5.800%	2/3/2056	762	738
	Intuit Inc.	4.950%	6/15/2031	3,070	3,069
	Jabil Inc.	4.750%	2/1/2033	384	374
[9]	Kioxia Holdings Corp.	6.250%	7/24/2030	125	129
[9]	Kioxia Holdings Corp.	6.625%	7/24/2033	8	8
	Marvell Technology Inc.	5.300%	4/15/2036	2,479	2,466
[9]	McAfee Corp.	7.375%	2/15/2030	236	201
	Moody's Corp.	2.750%	8/19/2041	430	305
	Motorola Solutions Inc.	5.600%	6/1/2032	500	514
	Motorola Solutions Inc.	5.200%	8/15/2032	2,590	2,612
	Motorola Solutions Inc.	5.400%	4/15/2034	400	405
	NVIDIA Corp.	4.250%	6/15/2028	70,640	70,499
	NVIDIA Corp.	4.350%	6/15/2029	55,080	54,914
	NVIDIA Corp.	4.750%	6/15/2033	12,440	12,401
	NVIDIA Corp.	5.550%	6/15/2046	10,230	10,152
	NXP BV	2.650%	2/15/2032	450	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.250%	11/15/2027	2,150	2,107
	Oracle Corp.	4.800%	8/3/2028	1,740	1,737
	Oracle Corp.	4.550%	2/4/2029	3,668	3,617
	Oracle Corp.	3.250%	5/15/2030	400	372
	Oracle Corp.	4.450%	9/26/2030	8,483	8,189
	Oracle Corp.	4.950%	2/4/2031	6,192	6,065
	Oracle Corp.	5.250%	2/3/2032	400	394
	Oracle Corp.	4.800%	9/26/2032	2,082	1,981
	Oracle Corp.	5.350%	5/4/2033	928	901
	Oracle Corp.	5.700%	2/4/2036	470	456
	Oracle Corp.	3.800%	11/15/2037	525	421
	Oracle Corp.	3.650%	3/25/2041	500	359
	Oracle Corp.	4.500%	7/8/2044	500	373
	Oracle Corp.	5.875%	9/26/2045	2,319	2,031
	Oracle Corp.	6.550%	2/4/2046	7,499	7,074
	Oracle Corp.	4.000%	7/15/2046	875	591
	Oracle Corp.	6.900%	11/9/2052	1,375	1,318
	Oracle Corp.	5.550%	2/6/2053	400	322
	Oracle Corp.	6.700%	2/4/2056	3,160	2,975
	Oracle Corp.	3.850%	4/1/2060	768	451
	Oracle Corp.	4.100%	3/25/2061	2,675	1,636
	Oracle Corp.	5.500%	9/27/2064	668	516
	Paychex Inc.	5.350%	4/15/2032	580	587
	QUALCOMM Inc.	4.300%	5/20/2047	410	334
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	10	10
[9]	Rocket Software Inc.	9.000%	11/28/2028	120	119
	S&P Global Inc.	3.700%	3/1/2052	1,175	871
	Salesforce Inc.	4.650%	3/15/2029	9,000	8,996
	Salesforce Inc.	5.200%	3/15/2033	4,640	4,649
	ServiceNow Inc.	4.700%	8/15/2031	2,706	2,692
[9]	SS&C Technologies Inc.	5.500%	9/30/2027	65	65
	Synopsys Inc.	5.150%	4/1/2035	400	398
[5,11]	Teleperformance SE	4.250%	1/21/2030	2,000	2,302
[9]	UKG Inc.	6.875%	2/1/2031	45	44
	Verisk Analytics Inc.	5.750%	4/1/2033	900	932
					375,471
Utilities (3.1%)
[5]	AEP Texas Inc.	5.200%	4/15/2036	3,330	3,281
	AEP Transmission Co. LLC	3.800%	6/15/2049	240	180
	Ameren Corp.	5.000%	1/15/2029	2,970	2,995
	American Electric Power Co. Inc.	5.625%	3/1/2033	500	518
	American Water Capital Corp.	5.200%	4/1/2036	7,620	7,610
[5,11]	Amprion GmbH	4.000%	9/30/2040	600	665
[5,11]	Amprion GmbH	4.580%	1/15/2046	1,000	1,146
[5,12]	Anglian Water Services Financing plc	5.750%	6/7/2043	800	950
[5]	Appalachian Power Co.	2.700%	4/1/2031	530	483
[5]	Appalachian Power Co.	4.500%	3/1/2049	400	329
	Atmos Energy Corp.	4.125%	10/15/2044	875	731
	Atmos Energy Corp.	5.450%	1/15/2056	400	385
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	1,060	1,069
[9]	California Buyer Ltd.	6.375%	2/15/2032	45	45
[5]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	1,920	1,878
	CenterPoint Energy Inc.	5.400%	6/1/2029	372	380
[9]	Chpe LLC	4.875%	6/30/2031	5,110	5,100
[9]	Chpe LLC	5.100%	6/30/2033	5,660	5,643
[9]	Chpe LLC	5.350%	6/30/2036	5,940	5,923
[9]	Clearway Energy Operating LLC	4.750%	3/15/2028	5	5
[9]	Clearway Energy Operating LLC	3.750%	2/15/2031	20	19
	Commonwealth Edison Co.	5.900%	3/15/2036	1,125	1,190
	Commonwealth Edison Co.	5.850%	6/1/2056	4,160	4,194
[5]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	210	179
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	545	536
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	400	381
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	128	87
[9]	Constellation Energy Generation LLC	4.625%	2/1/2029	450	447
	Constellation Energy Generation LLC	4.400%	1/15/2031	2,460	2,418
	Constellation Energy Generation LLC	6.125%	1/15/2034	410	435
	Consumers Energy Co.	5.050%	5/15/2035	994	995
	Consumers Energy Co.	3.500%	8/1/2051	730	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy Inc.	4.600%	5/15/2028	400	400
[5]	Dominion Energy Inc.	3.375%	4/1/2030	7,300	6,970
	Dominion Energy Inc.	5.000%	6/15/2030	1,260	1,273
	Dominion Energy Inc.	5.375%	11/15/2032	1,690	1,726
	Dominion Energy Inc.	5.450%	3/15/2035	1,193	1,211
[5]	Dominion Energy Inc.	5.950%	6/15/2035	360	378
	Dominion Energy Inc.	5.350%	6/15/2036	2,440	2,443
[5]	Dominion Energy Inc.	3.300%	4/15/2041	400	304
	Dominion Energy Inc.	4.700%	12/1/2044	1,450	1,267
	DTE Electric Co.	5.250%	5/15/2035	350	354
[5]	DTE Electric Co.	4.850%	3/1/2036	1,220	1,192
[5]	DTE Electric Co.	3.650%	3/1/2052	400	292
[5]	DTE Energy Co.	3.400%	6/15/2029	400	386
	DTE Energy Co.	5.850%	6/1/2034	850	888
	Duke Energy Carolinas LLC	4.950%	1/15/2033	500	504
	Duke Energy Carolinas LLC	4.000%	9/30/2042	420	348
	Duke Energy Carolinas LLC	3.750%	6/1/2045	455	353
	Duke Energy Carolinas LLC	3.700%	12/1/2047	150	113
	Duke Energy Carolinas LLC	3.200%	8/15/2049	400	270
	Duke Energy Carolinas LLC	5.400%	1/15/2054	400	381
	Duke Energy Corp.	4.300%	3/15/2028	35	35
	Duke Energy Corp.	2.550%	6/15/2031	3,584	3,232
	Duke Energy Corp.	4.500%	8/15/2032	1,500	1,471
	Duke Energy Corp.	3.750%	9/1/2046	400	299
	Duke Energy Corp.	5.800%	6/15/2054	600	585
	Duke Energy Florida LLC	4.850%	12/1/2035	480	470
	Duke Energy Florida LLC	3.400%	10/1/2046	500	362
	Duke Energy Florida LLC	6.200%	11/15/2053	500	528
	Duke Energy Progress LLC	4.150%	12/1/2044	400	330
	Duke Energy Progress LLC	5.350%	3/15/2053	1,550	1,461
	Duke Energy Progress LLC	5.550%	3/15/2055	725	703
	Edison International	5.450%	6/15/2029	350	353
[5,12]	Engie SA	5.625%	4/3/2053	400	469
	Entergy Arkansas LLC	5.450%	6/1/2034	1,645	1,692
	Entergy Arkansas LLC	3.350%	6/15/2052	330	223
	Entergy Louisiana LLC	3.050%	6/1/2031	400	370
	Entergy Louisiana LLC	5.350%	3/15/2034	560	573
	Entergy Louisiana LLC	4.900%	4/15/2036	1,660	1,618
	Entergy Louisiana LLC	5.800%	3/15/2055	1,520	1,520
	Entergy Louisiana LLC	5.650%	4/15/2056	1,000	979
	Entergy Mississippi LLC	5.050%	4/15/2036	1,660	1,632
	Evergy Kansas Central Inc.	4.700%	3/13/2028	1,450	1,452
	Exelon Corp.	3.350%	3/15/2032	820	758
	Exelon Corp.	4.450%	4/15/2046	400	333
	Exelon Corp.	4.700%	4/15/2050	660	555
	Exelon Corp.	5.600%	3/15/2053	38	36
	Exelon Corp.	5.875%	3/15/2055	470	464
	FirstEnergy Corp.	2.650%	3/1/2030	532	492
[5]	FirstEnergy Corp.	3.400%	3/1/2050	500	340
[9]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	3,400	3,377
[9]	FirstEnergy Transmission LLC	2.866%	9/15/2028	1,298	1,246
	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,220	2,176
	Florida Power & Light Co.	5.750%	6/1/2056	5,240	5,263
	Georgia Power Co.	5.250%	3/15/2034	1,395	1,417
	Georgia Power Co.	4.300%	3/15/2042	650	565
	Georgia Power Co.	5.125%	5/15/2052	420	389
[9]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	105	104
	Jersey Central Power & Light Co.	4.150%	1/15/2029	320	316
	Jersey Central Power & Light Co.	5.150%	1/15/2036	1,020	1,012
[9]	Liberty Utilities Co.	5.100%	5/15/2031	3,770	3,761
	MidAmerican Energy Co.	5.850%	9/15/2054	820	831
	MidAmerican Energy Co.	5.300%	2/1/2055	300	281
[9]	Narragansett Electric Co.	6.000%	5/15/2056	5,050	5,125
	National Grid plc	5.418%	1/11/2034	650	659
	NiSource Inc.	5.250%	3/30/2028	900	910
	NiSource Inc.	5.200%	7/1/2029	360	365
	NiSource Inc.	4.750%	5/18/2031	1,340	1,335
	NiSource Inc.	5.400%	6/30/2033	480	493
	NiSource Inc.	5.350%	4/1/2034	1,179	1,202
	NiSource Inc.	5.300%	5/18/2036	1,330	1,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	4.800%	2/15/2044	1,450	1,286
	NiSource Inc.	4.375%	5/15/2047	150	123
	NiSource Inc.	5.000%	6/15/2052	500	441
	NiSource Inc.	5.850%	4/1/2055	2,070	2,053
	Northern States Power Co.	4.850%	5/15/2036	720	707
	Northern States Power Co.	2.900%	3/1/2050	600	395
	Northern States Power Co.	5.100%	5/15/2053	1,050	957
[9]	NRG Energy Inc.	5.750%	7/15/2029	90	90
[9]	NRG Energy Inc.	5.750%	1/15/2034	60	59
[9]	NRG Energy Inc.	6.250%	11/1/2034	10	10
[9]	NRG Energy Inc.	6.000%	1/15/2036	75	75
[9]	NRG Energy Inc.	6.125%	5/15/2036	25	25
	Pacific Gas & Electric Co.	5.000%	6/4/2028	400	402
	Pacific Gas & Electric Co.	3.000%	6/15/2028	500	484
	Pacific Gas & Electric Co.	6.100%	1/15/2029	4,313	4,441
	Pacific Gas & Electric Co.	5.550%	5/15/2029	155	158
	Pacific Gas & Electric Co.	2.500%	2/1/2031	2,275	2,042
	Pacific Gas & Electric Co.	3.250%	6/1/2031	400	369
	Pacific Gas & Electric Co.	5.050%	10/15/2032	485	481
	Pacific Gas & Electric Co.	6.150%	1/15/2033	670	700
	Pacific Gas & Electric Co.	5.800%	5/15/2034	400	409
	Pacific Gas & Electric Co.	5.200%	5/1/2036	3,585	3,483
	Pacific Gas & Electric Co.	4.500%	7/1/2040	1,003	864
	Pacific Gas & Electric Co.	3.300%	8/1/2040	1,160	869
	Pacific Gas & Electric Co.	3.950%	12/1/2047	1,200	877
	Pacific Gas & Electric Co.	4.950%	7/1/2050	2,720	2,270
	Pacific Gas & Electric Co.	3.500%	8/1/2050	1,000	667
	Pacific Gas & Electric Co.	6.150%	3/1/2055	3,495	3,407
	Pacific Gas & Electric Co.	6.000%	5/1/2056	3,300	3,157
[9]	Pattern Energy Operations LP	4.500%	8/15/2028	2	2
	Pinnacle West Capital Corp.	4.900%	5/15/2028	840	843
[9]	PSEG Power LLC	5.200%	5/15/2030	4,525	4,573
	Public Service Co. of Colorado	5.350%	5/15/2034	40	41
	Public Service Co. of Colorado	5.150%	9/15/2035	710	706
	Public Service Co. of Colorado	5.050%	6/15/2036	4,300	4,240
	Public Service Co. of Oklahoma	5.250%	1/15/2033	575	583
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,910	1,929
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	515	522
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	650	663
	San Diego Gas & Electric Co.	5.550%	4/15/2054	240	230
	Southern California Edison Co.	4.875%	2/1/2027	700	701
	Southern California Edison Co.	5.300%	3/1/2028	455	459
	Southern California Edison Co.	5.150%	6/1/2029	400	404
	Southern California Edison Co.	5.250%	3/15/2030	630	637
	Southern California Edison Co.	4.800%	3/15/2033	3,820	3,738
	Southern California Edison Co.	4.650%	10/1/2043	800	677
	Southern California Edison Co.	4.000%	4/1/2047	510	380
[5]	Southern California Edison Co.	4.125%	3/1/2048	100	75
	Southern Co.	5.200%	6/15/2033	2,250	2,268
	Southern Co.	5.700%	3/15/2034	1,494	1,548
	Southern Co.	4.850%	3/15/2035	545	532
	Southern Co.	4.400%	7/1/2046	1,825	1,525
[5]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	715	708
[5]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	500	440
[5]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	1,040	1,031
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	310	319
[5]	Southern Power Co.	4.900%	10/1/2035	1,630	1,581
	Southwestern Electric Power Co.	5.300%	4/1/2033	3,820	3,869
	Southwestern Electric Power Co.	5.200%	4/1/2036	3,535	3,486
[5,12]	SW Finance I plc	5.750%	11/19/2030	700	903
[12]	SW Finance I plc	7.750%	10/31/2031	2,000	2,749
[5,12]	SW Finance I plc	6.875%	8/7/2032	600	800
[5,12]	SW Finance I plc	7.000%	4/16/2040	300	378
[9]	Talen Energy Supply LLC	6.125%	5/1/2031	75	75
[9]	Talen Energy Supply LLC	6.375%	5/1/2033	20	20
[9]	Talen Energy Supply LLC	6.250%	2/1/2034	45	45
[9]	Talen Energy Supply LLC	6.500%	2/1/2036	30	30
	Tampa Electric Co.	4.900%	3/1/2029	200	201
	Union Electric Co.	5.200%	4/1/2034	400	405
	Union Electric Co.	3.900%	4/1/2052	750	567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	5.125%	3/15/2055	430	392
[5,12]	United Utilities Water Finance plc	5.125%	10/6/2038	800	966
[5,12]	United Utilities Water Finance plc	5.250%	1/22/2046	300	339
	Virginia Electric & Power Co.	5.000%	1/15/2034	1,575	1,572
[5]	Virginia Electric & Power Co.	6.000%	1/15/2036	400	422
[5]	Virginia Electric & Power Co.	3.800%	9/15/2047	362	277
	Virginia Electric & Power Co.	2.450%	12/15/2050	2,030	1,161
	Virginia Electric & Power Co.	2.950%	11/15/2051	470	294
	Virginia Electric & Power Co.	5.450%	4/1/2053	1,580	1,502
	Virginia Electric & Power Co.	5.700%	8/15/2053	600	591
[5]	Virginia Electric & Power Co.	5.600%	9/15/2055	1,600	1,551
[9]	Vistra Operations Co. LLC	4.300%	10/15/2028	3,940	3,892
[9]	Vistra Operations Co. LLC	5.250%	4/30/2033	6,930	6,882
	Xcel Energy Inc.	2.600%	12/1/2029	400	373
	Xcel Energy Inc.	6.500%	7/1/2036	400	431
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	50	50
[9]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	205	212
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	60	64
[12]	Yorkshire Water Finance plc	1.750%	11/26/2026	805	1,054
[5,12]	Yorkshire Water Finance plc	5.500%	4/28/2035	300	379
[5,12]	Yorkshire Water Finance plc	6.625%	7/22/2040	800	1,051
[5,12]	Yorkshire Water Finance plc	2.750%	4/18/2041	500	423
					227,327
Total Corporate Bonds (Cost $2,526,552)					2,507,526
Floating Rate Loan Interests (0.0%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	140	140
[8]	ADI Global Distribution Funding LLC First Lien Term Loan B, TSFR12M + 2.750%	6.457%	6/17/2033	5	5
[8]	American Airlines Inc. First Lien Term Loan, TSFR6M + 2.250%	5.935%	2/15/2028	69	68
[8]	Asurion LLC First Lien Term Loan B-13, TSFR3M + 4.250%	7.913%	9/19/2030	25	24
[8,11]	BASF Coatings First Lien Term Loan B, EURIBOR12M + 4.500%	7.348%	5/6/2033	50	57
[8]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.394%	1/15/2031	10	10
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR1M + 2.750%	6.394%	9/13/2032	10	10
[8]	Belron Finance 2019 LLC First Lien Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	30	30
[8]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/9/2031	10	10
[8]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, TSFR12M + 3.000%	6.707%	5/27/2033	5	5
[8]	Bond US Bidco 1 Inc. First Lien Term Loan B, TSFR12M + 4.250%	8.061%	5/6/2033	10	10
[8]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	15	15
[8]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.894%	10/28/2032	15	15
[8]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.144%	5/6/2030	4	4
[8]	Discovery Global Holdings Inc. First Lien Initial Term Loan, TSFR12M + 2.500%	6.241%	6/3/2033	29	29
[8]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.894%	1/26/2033	15	15
[8]	Hologic Inc. First Lien Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	75	73
[8]	Magnera Corp. First Lien Term Loan, TSFR1M + 4.250%	7.894%	11/4/2031	20	20
[8]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.414%	1/28/2031	4	4
[8]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	65	65
[8,11]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	45	52
[8]	OPAL US LLC First Lien Term Loan B-6, TSFR3M + 2.500%	6.232%	4/28/2032	35	35
[8]	Pioneer OpCo LLC First Lien Term Loan B, TSFR12M + 3.250%	7.061%	5/16/2033	10	10
[8]	Prestige Brands Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.707%	6/13/2033	10	10
[8]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR3M + 2.000%	5.666%	10/29/2032	25	25
[8]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.508%	11/28/2028	18	18
[8]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.630%	7/9/2032	55	55
[8]	TKO Worldwide Holdings LLC First Lien Term Loan B-7, TSFR3M + 1.750%	5.412%	11/21/2031	15	15
[8]	TransDigm Inc. First Lien Term Loan N, TSFR1M + 2.500%	6.120%	2/14/2033	10	10
[8]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.232%	1/30/2031	15	15
[8]	Worthington Steel Inc. First Lien Initial Term Loan, TSFR12M + 4.000%	7.707%	6/1/2033	50	50
Total Floating Rate Loan Interests (Cost $903)					904
Sovereign Bonds (12.8%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	530	538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Adif Alta Velocidad	3.125%	1/31/2030	4,200	4,822
[11]	Adif Alta Velocidad	3.625%	4/30/2035	5,200	5,988
[5]	Agence Francaise de Developpement	4.125%	2/4/2031	2,000	1,968
[5]	Arab Republic of Egypt	7.500%	1/31/2027	2,889	2,923
[5]	Arab Republic of Egypt	6.588%	2/21/2028	658	663
[5]	Argentine Republic	1.000%	7/9/2029	2,962	2,700
[5]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	2,645	2,668
[5,9]	Baiterek National Investment Holding JSC	5.200%	5/6/2033	1,000	991
[5,11,15]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	116	137
[5]	Bermuda	3.717%	1/25/2027	2,438	2,420
[5]	Bermuda	4.750%	2/15/2029	320	319
[11]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	13,900	15,743
	Canadian Government Bond	4.250%	5/28/2031	27,825	27,853
[5,9]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	1,514	1,564
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	1,038	1,072
[5,9]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	20,262	19,952
[5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	24,309	23,973
[5,9]	Central American Bank for Economic Integration	3.750%	1/22/2029	3,308	3,258
[11]	City of Madrid Spain	3.360%	10/31/2035	11,720	13,279
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	403	411
[11]	Comunidad Autonoma de Canarias	3.500%	4/30/2036	12,821	14,748
	Corp. Andina de Fomento	4.625%	1/15/2036	19,749	19,429
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	1,570	1,522
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	8,898	8,798
[5]	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	370	348
[5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	2,417	2,485
[5]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	1,748	1,835
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	1,577	1,586
[5]	Dominican Republic	5.950%	1/25/2027	8,876	8,916
[5]	Dominican Republic	6.000%	7/19/2028	4,900	4,964
[5]	Dominican Republic	5.500%	2/22/2029	2,211	2,213
[5]	Dominican Republic	4.500%	1/30/2030	2,853	2,753
[5]	Dominican Republic	7.050%	2/3/2031	5,034	5,303
[5]	Dominican Republic	4.875%	9/23/2032	1,400	1,330
[5,9]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	250	251
[5]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	8,823	8,846
	Ecopetrol SA	8.625%	1/19/2029	172	183
[5]	Emirate of Abu Dhabi United Arab Emirates	3.125%	10/11/2027	400	393
[5]	Empresa Nacional del Petroleo	5.250%	11/6/2029	1,103	1,107
[16]	Eskom Holdings	4.314%	7/23/2027	18,000	17,806
	European Investment Bank	4.375%	8/16/2033	12,141	12,175
[5,11]	European Union	0.300%	11/4/2050	4,342	2,257
[5,11]	European Union	0.700%	7/6/2051	13,649	7,631
[5]	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/2027	200	203
[5]	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	1,008	1,022
[5,6,9]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	1,002	1,001
[9,11]	Hellenic Republic	4.375%	7/18/2038	1,868	2,271
[11]	Hellenic Republic	4.200%	1/30/2042	1,140	1,346
[9,11]	Hellenic Republic	4.125%	6/15/2054	1,959	2,187
[5,17]	Japan	0.400%	3/20/2050	3,076,600	8,836
[5,11]	Junta de Andalucia	3.450%	4/30/2036	8,110	9,258
[11]	Junta de Castilla y Leon	3.330%	4/30/2034	12,668	14,562
[18]	KFW	4.125%	7/22/2031	44,344	44,119
[5]	Kingdom of Belgium	4.875%	6/10/2055	388	350
[5]	Kingdom of Morocco	2.375%	12/15/2027	2,907	2,805
[9,11]	Kingdom of Morocco	4.750%	5/26/2034	10,779	12,562
[5]	Kingdom of Morocco	4.000%	12/15/2050	500	360
[5]	Kingdom of Saudi Arabia	4.750%	1/18/2028	5,870	5,873
[9,11]	Kingdom of Spain	3.400%	10/31/2036	8,871	10,178
[9,11]	Kingdom of Spain	3.950%	10/31/2056	8,918	9,944
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	237	239
	KSA Sukuk Ltd.	5.250%	6/4/2027	540	543
[5]	KSA Sukuk Ltd.	4.303%	1/19/2029	963	951
[5]	Kuwait Government Bond	3.500%	3/20/2027	400	398
[5,19]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	10,746	10,933
[5]	OCP SA	6.100%	4/30/2030	7,499	7,682
[5]	OCP SA	6.700%	3/1/2036	2,000	2,089
[5]	Oman Government Bond	5.375%	3/8/2027	14,971	15,038
[5]	Oman Government Bond	6.750%	10/28/2027	6,795	6,964
[5]	Oman Government Bond	5.625%	1/17/2028	8,746	8,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Oriental Republic of Uruguay	4.375%	10/27/2027	1,333	1,333
[5]	Paraguay Government Bond	4.950%	4/28/2031	2,499	2,499
[5,9]	Pertamina Persero PT	3.100%	8/27/2030	135	125
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	425	422
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	4,139	4,159
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.375%	1/25/2029	1,250	1,254
	Petroleos Mexicanos	6.500%	3/13/2027	1,288	1,300
	Petroleos Mexicanos	6.500%	1/23/2029	2,000	2,040
	Petroleos Mexicanos	8.750%	6/2/2029	6,323	6,763
	Province of Ontario	4.850%	5/29/2036	13,814	13,985
[5]	Province of Quebec	4.625%	6/3/2036	35,307	35,049
[5,9]	Qatar Energy	4.625%	6/23/2029	13,000	12,918
[5]	Republic of Chile	2.750%	1/31/2027	6,022	5,956
[5]	Republic of Chile	3.240%	2/6/2028	4,860	4,767
[5]	Republic of Chile	4.850%	1/22/2029	2,000	2,015
[5]	Republic of Chile	2.450%	1/31/2031	2,888	2,620
[5]	Republic of Chile	4.350%	4/13/2031	11,655	11,448
[5,11]	Republic of Chile	3.875%	7/9/2031	678	790
[5,11]	Republic of Cyprus	3.250%	6/27/2031	2,295	2,647
[5,11]	Republic of Cyprus	3.250%	1/28/2036	13,375	15,195
[5]	Republic of Ecuador	0.000%	7/31/2030	2,124	1,836
[5,9]	Republic of Finland	4.500%	6/3/2036	39,766	39,618
[5]	Republic of Guatemala	4.375%	6/5/2027	3,099	3,080
[5]	Republic of Guatemala	4.900%	6/1/2030	1,050	1,038
[5]	Republic of Hungary	6.125%	5/22/2028	11,300	11,575
[5]	Republic of Hungary	5.375%	9/26/2030	7,167	7,278
[5]	Republic of Hungary	6.250%	9/22/2032	2,282	2,415
[11]	Republic of Hungary	4.250%	5/26/2033	2,564	3,016
[5,11]	Republic of Hungary	5.375%	9/12/2033	3,355	4,207
[5]	Republic of Hungary	6.750%	9/23/2055	2,558	2,788
[11]	Republic of Iceland	2.625%	5/27/2030	7,571	8,536
[11]	Republic of Iceland	3.250%	5/27/2031	7,889	9,101
[5]	Republic of Indonesia	5.250%	1/15/2030	1,500	1,519
	Republic of Indonesia	2.850%	2/14/2030	1,000	934
[5]	Republic of Indonesia	5.030%	5/29/2031	16,100	16,179
[5]	Republic of Indonesia	4.850%	1/11/2033	3,500	3,447
[11]	Republic of Indonesia	1.100%	3/12/2033	3,143	2,938
[5,11]	Republic of Indonesia	4.500%	5/29/2033	5,140	5,930
[11]	Republic of Indonesia	3.750%	10/16/2033	2,730	3,004
[11]	Republic of Indonesia	4.100%	3/4/2034	2,026	2,270
[5,11]	Republic of Italy	3.300%	6/15/2033	21,659	24,797
[5,9,11]	Republic of Italy	4.650%	10/1/2055	10,938	12,965
[5,11]	Republic of Lithuania	3.625%	3/10/2036	1,044	1,193
	Republic of Panama	8.875%	9/30/2027	2,614	2,747
[5]	Republic of Panama	2.252%	9/29/2032	1,946	1,633
[5]	Republic of Panama	5.227%	2/23/2034	1,484	1,463
	Republic of Peru	2.844%	6/20/2030	193	181
[5]	Republic of Peru	2.783%	1/23/2031	7,208	6,635
	Republic of Peru	8.750%	11/21/2033	2,598	3,162
[5]	Republic of Poland	6.125%	4/14/2056	3,390	3,443
[5]	Republic of Romania	7.125%	1/17/2033	1,500	1,594
[5,11]	Republic of Romania	4.625%	3/4/2033	161	178
[5]	Republic of Romania	6.375%	1/30/2034	196	199
[5,9]	Republic of Romania	5.750%	7/4/2036	1,185	1,135
[5,11]	Republic of Romania	3.375%	1/28/2050	869	648
[5]	Republic of South Africa	4.850%	9/30/2029	352	349
	Republic of the Philippines	5.170%	10/13/2027	200	202
	Republic of the Philippines	5.609%	4/13/2033	2,000	2,061
	Republic of the Philippines	5.250%	5/14/2034	575	576
	Republic of the Philippines	5.500%	2/4/2035	350	356
	Republic of the Philippines	4.750%	3/5/2035	2,000	1,930
	Republic of the Philippines	5.000%	1/27/2036	1,000	978
	Republic of the Philippines	5.325%	6/24/2036	7,000	7,010
	Republic of Turkiye	6.375%	5/22/2031	6,218	6,203
[5]	Republic of Turkiye	7.125%	2/12/2032	494	506
	Republic of Turkiye	6.300%	3/14/2033	3,230	3,153
[5]	Republic of Turkiye	4.875%	4/16/2043	723	549
[5,11]	Republic of Uzbekistan Bond	5.375%	5/29/2027	7,630	8,829
[5]	Republic of Uzbekistan Bond	7.850%	10/12/2028	645	682
[5,11]	Republic of Uzbekistan Bond	5.100%	2/25/2029	5,960	6,968

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Saudi Arabian Oil Co.		3.500%	4/16/2029	2,492	2,407
[5]	Saudi Arabian Oil Co.		4.375%	2/2/2031	2,367	2,311
[5,11]	Serbia International Bond		1.500%	6/26/2029	2,260	2,400
[5]	Serbia International Bond		2.125%	12/1/2030	1,604	1,401
	Sharjah Sukuk Program Ltd.		2.942%	6/10/2027	1,211	1,190
[11]	Slovakia Government Bond		3.750%	2/27/2040	5,935	6,666
[11]	Slovakia Government Bond		4.125%	2/19/2046	9,290	10,537
[5,11]	State of Israel		5.000%	10/30/2026	3,429	3,941
[5,11]	State of Israel		1.500%	1/18/2027	340	385
[5]	State of Israel		3.250%	1/17/2028	200	196
[5]	State of Israel		5.375%	3/12/2029	4,548	4,593
[5]	State of Israel		5.375%	2/19/2030	1,360	1,376
[5]	State of Israel		4.500%	1/13/2031	4,511	4,411
[11]	Treasury Corp. of Victoria		3.625%	9/29/2040	5,782	6,562
[5]	Turkiye Ihracat Kredi Bankasi A/S		9.000%	1/28/2027	200	204
	United Mexican States		4.150%	3/28/2027	1,200	1,200
[5]	United Mexican States		5.400%	2/9/2028	11,321	11,489
[5]	United Mexican States		6.000%	5/13/2030	2,576	2,649
[5]	United Mexican States		4.750%	4/27/2032	8,533	8,201
[5]	United Mexican States		5.850%	7/2/2032	29,753	30,073
[5]	United Mexican States		5.375%	3/22/2033	3,230	3,164
[5]	United Mexican States		4.875%	5/19/2033	150	142
[5]	United Mexican States		5.625%	2/9/2034	2,200	2,164
[5]	United Mexican States		6.250%	8/27/2037	12,182	12,184
[5]	United Mexican States		3.771%	5/24/2061	553	332
[11]	Xunta de Galicia		3.290%	4/30/2033	8,779	10,148
Total Sovereign Bonds (Cost $934,463)						931,321
Taxable Municipal Bonds (0.0%)
	Los Angeles CA Department of Water & Power Revenue (Cost $1,881)		6.574%	7/1/2045	1,835	1,947
					Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[20]	Vanguard Market Liquidity Fund (Cost $15,981)		3.682%		159,832	15,982
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	7/24/2026	60	$109.00	6,540	65
Put Options
	10-Year U.S. Treasury Note Futures Contracts	7/24/2026	60	109.00	6,540	11
	Long U.S. Treasury Bond Futures Contracts	7/24/2026	26	110.00	2,860	3
						14
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	52,110	102
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.454% Annually	NGFP	10/19/2026	3.454%	71,420	66
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.910% Annually	JPMC	6/24/2027	3.910%	40,580	288

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	22,900	553
					1,009
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	31,600	379
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.454% Annually	NGFP	10/19/2026	3.454%	71,420	818
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	28,470	318
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	30,060	336
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.910% Annually	JPMC	6/24/2027	3.910%	40,580	291
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.856% Annually	BARC	5/22/2028	4.856%	14,100	220
					2,362
Total Options Purchased (Cost $3,131)					3,450
Total Investments (97.6%) (Cost $7,167,183)					7,119,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (0.0%)
[5,6,7]	UMBS Pool (Proceeds $3,842)	6.000%	9/1/2039–7/25/2056	(4,799)	(4,093)
Other Assets and Liabilities—Net (2.4%)					178,482
Net Assets (100%)					7,293,896

Cost is in $000.

1	Securities with a value of $21,980 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $10,632 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $700 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Securities with a value of $170 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
7
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

8
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

9
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $1,345,764, representing 18.5% of net assets.

10	Security value determined using significant unobservable inputs.
11	Face amount denominated in euro.
12	Face amount denominated in British pounds.
13	Face amount denominated in Canadian dollars.
14	Payment-in-kind (PIK) security which may pay interest as additional principal.
15	Guaranteed by the Republic of Poland.
16	Guaranteed by the Republic of South Africa.
17	Face amount denominated in Japanese yen.
18	Guaranteed by the Federal Republic of Germany.
19	Guaranteed by the Republic of Hungary.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1YR—1-year.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	83,376	(45)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.910% Annually	JPMC	6/24/2027	2.910%	68,990	(114)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.954% Annually	NGFP	10/19/2026	2.954%	107,130	(27)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	19,200	(841)
					(1,027)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	63,210	(495)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	56,940	(440)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	30,060	(260)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.954% Annually	NGFP	10/19/2026	3.954%	107,130	(466)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	30,060	(198)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.910% Annually	JPMC	6/24/2027	4.910%	68,990	(129)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.327% Annually	BARC	5/21/2036	5.327%	14,100	(852)
					(2,840)
Total Options Written (Premiums Received $3,211)					(3,867)

BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	2,300	474,105	(410)
5-Year U.S. Treasury Note	September 2026	3,552	380,231	362
Long U.S. Treasury Bond	September 2026	1,477	167,640	3,319
Ultra Long U.S. Treasury Bond	September 2026	895	103,960	1,664
4,935

Short Futures Contracts
10-Year Government of Canada Bond	September 2026	(350)	(29,888)	(318)
10-Year Japanese Government Bond	September 2026	(100)	(78,582)	(250)
10-Year U.S. Treasury Note	September 2026	(111)	(12,198)	—
Euro-Bobl	September 2026	(609)	(80,286)	(582)
Euro-BTP	September 2026	(703)	(95,868)	(1,599)
Euro-Bund	September 2026	(215)	(31,282)	(212)
Euro-Buxl	September 2026	(398)	(50,578)	(1,489)
Euro-OAT	September 2026	(325)	(44,554)	(372)
Euro-Schatz	September 2026	(647)	(78,332)	(212)
Long Gilt	September 2026	(54)	(6,390)	(121)

Futures Contracts (continued)
($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Mini 10-Year Japanese Government Bond	September 2026	(48)	(3,772)	(13)
Ultra 10-Year U.S. Treasury Note	September 2026	(2,060)	(231,686)	(1,122)
(6,290)
(1,355)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Wells Fargo Bank N.A.	9/16/2026	EUR	15,110	USD	17,313	8	—
State Street Bank & Trust Co.	9/16/2026	EUR	13,185	USD	15,216	—	(101)
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	3,333	USD	3,807	14	—
HSBC Bank plc	9/16/2026	EUR	2,022	USD	2,354	—	(37)
Wells Fargo Bank N.A.	9/16/2026	GBP	7,023	USD	9,434	—	(118)
Bank of Montreal	9/16/2026	GBP	6,990	USD	9,251	21	—
Wells Fargo Bank N.A.	9/16/2026	JPY	86,268	USD	541	—	(8)
JPMorgan Chase Bank, N.A.	9/16/2026	JPY	59,965	USD	373	—	(2)
Toronto-Dominion Bank	9/16/2026	USD	246	AUD	348	5	—
State Street Bank & Trust Co.	9/16/2026	USD	3,929	CAD	5,482	51	—
Toronto-Dominion Bank	9/16/2026	USD	317	CAD	439	6	—
State Street Bank & Trust Co.	9/16/2026	USD	18	CAD	25	—	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	—	CAD	—	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	360,513	EUR	311,292	3,676	—
Royal Bank of Canada	9/16/2026	USD	15,651	EUR	13,742	—	(101)
HSBC Bank plc	9/16/2026	USD	14,019	EUR	12,127	117	—
Royal Bank of Canada	9/16/2026	USD	11,213	EUR	9,630	174	—
Wells Fargo Bank N.A.	9/16/2026	USD	3,184	EUR	2,789	—	(12)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	1,851	EUR	1,594	23	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	1,256	EUR	1,100	—	(5)
State Street Bank & Trust Co.	9/16/2026	USD	24,521	GBP	18,313	231	—
Wells Fargo Bank N.A.	9/16/2026	USD	19,483	GBP	14,559	171	—
Wells Fargo Bank N.A.	9/16/2026	USD	1,171	GBP	886	—	(5)
State Street Bank & Trust Co.	9/16/2026	USD	479	GBP	364	—	(3)
State Street Bank & Trust Co.	9/16/2026	EUR	346	GBP	300	—	(2)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	286	GBP	215	1	—
Royal Bank of Canada	9/16/2026	USD	192	GBP	143	2	—
Bank of Montreal	9/16/2026	USD	60	HUF	18,500	1	—
Wells Fargo Bank N.A.	9/16/2026	USD	9,837	JPY	1,561,436	173	—
Royal Bank of Canada	9/16/2026	USD	285	JPY	45,759	1	—
Barclays Bank plc	9/16/2026	USD	258	JPY	41,322	3	—
UBS AG	9/17/2026	USD	246	MXN	4,327	—	—
						4,678	(394)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Panama	6/20/2031	USD	1,150	1.000	7	2
Republic of Peru	6/20/2031	USD	239	1.000	4	1
Republic of South Africa	6/20/2031	USD	221	1.000	(2)	7
Republic of the Philippines	6/20/2031	USD	6,061	1.000	102	30
Republic of Turkiye	6/20/2031	USD	879	1.000	(45)	23
						63

Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	211,696	(1.000)	(4,699)	(333)
United Mexican States	6/20/2031	USD	4,460	(1.000)	(30)	(44)
						(377)
						(314)

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/20/2027	BANA	2,463	1.000	5	(28)	33	—

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	2,000 [2]	(1.000)	(45)	(34)	—	(11)
					(40)	(62)	33	(11)

1Periodic premium received/(paid) quarterly.
2Notional amount denominated in euro.
BANA—Bank of America, N.A.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $3,970 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/29/2027	N/A	15,679 [1]	0.000 [2]	(3.455)[3]	(19)	(19)
4/30/2027	N/A	31,359 [1]	0.000 [2]	(3.480)[3]	(46)	(46)
4/30/2027	N/A	15,679 [1]	0.000 [2]	(3.535)[3]	(32)	(32)
5/5/2027	N/A	23,519 [1]	0.000 [2]	(3.425)[3]	(41)	(41)
5/5/2027	N/A	15,679 [1]	0.000 [2]	(3.424)[3]	(27)	(27)
5/6/2027	N/A	15,679 [1]	0.000 [2]	(3.412)[3]	(28)	(28)
5/8/2027	N/A	16,463 [1]	0.000 [2]	(3.282)[3]	(16)	(16)
5/8/2027	N/A	15,679 [1]	0.000 [2]	(3.300)[3]	(18)	(18)
5/8/2027	N/A	15,679 [1]	0.000 [2]	(3.294)[3]	(17)	(17)
6/15/2027	N/A	250,000 [1]	3.935 [4]	(3.680)[5]	(143)	(175)
6/15/2028	N/A	105,000 [1]	3.680 [5]	(4.012)[4]	(28)	22

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/10/2029	N/A	90,000 [1]	3.994 [4]	(3.680)[5]	126	126
6/10/2029	N/A	3,165 [1]	3.680 [5]	(3.988)[4]	(4)	(4)
6/10/2029	N/A	3,165 [1]	3.680 [5]	(4.005)[4]	(5)	(5)
6/10/2029	N/A	3,165 [1]	3.680 [5]	(4.000)[4]	(5)	(5)
6/12/2029	N/A	6,330 [1]	3.680 [5]	(3.975)[4]	(5)	(5)
9/19/2029	9/16/2026 [6]	86,940 [7]	2.940 [8]	(0.000)[9]	255	250
11/30/2030	10/5/2026 [6]	83,000 [1]	0.000 [5]	(3.896)[4]	62	52
11/30/2030	10/5/2026 [6]	18,600 [1]	0.000 [5]	(3.895)[4]	15	15
6/10/2031	N/A	56,000 [1]	3.680 [5]	(3.991)[4]	(212)	(212)
6/29/2031	6/29/2029 [6]	71,490 [1]	3.795 [4]	(0.000)[5]	(67)	(67)
9/17/2031	9/16/2026 [6]	33,030 [10]	2.690 [4]	(0.000)[11]	366	386
4/2/2032	4/2/2027 [6]	16,100 [1]	3.650 [4]	(0.000)[5]	(183)	(183)
7/2/2032	7/2/2030 [6]	2,235 [1]	3.899 [4]	(0.000)[5]	—	—
7/2/2034	7/2/2032 [6]	4,814 [1]	0.000 [5]	(4.081)[4]	—	—
2/15/2036	9/30/2026 [6]	50,000 [1]	0.000 [5]	(4.073)[4]	(227)	(220)
6/30/2036	6/30/2031 [6]	65,130 [1]	0.000 [5]	(4.091)[4]	159	159
7/2/2036	7/2/2026 [6]	41,787 [1]	0.000 [2]	(2.381)[3]	—	—
7/2/2036	7/2/2026 [6]	1,713 [1]	0.000 [2]	(2.370)[3]	—	—
7/3/2036	7/3/2034 [6]	2,600 [1]	4.272 [4]	(0.000)[5]	—	—
4/2/2037	4/2/2027 [6]	8,890 [1]	0.000 [5]	(3.924)[4]	91	91
10/18/2040	10/18/2030 [6]	9,200 [1]	0.000 [5]	(4.100)[4]	117	117
1/22/2041	1/22/2031 [6]	1,620 [1]	4.517 [4]	(0.000)[5]	23	23
5/27/2041	5/27/2031 [6]	1,400 [1]	4.588 [4]	(0.000)[5]	24	24
11/15/2043	9/30/2026 [6]	6,250 [1]	4.270 [4]	(0.000)[5]	39	39
11/15/2043	9/30/2026 [6]	6,250 [1]	4.272 [4]	(0.000)[5]	41	41
11/15/2043	9/30/2026 [6]	6,000 [1]	4.333 [4]	(0.000)[5]	84	84
11/15/2043	9/30/2026 [6]	5,900 [1]	4.319 [4]	(0.000)[5]	72	72
10/18/2045	10/18/2035 [6]	10,200 [1]	4.358 [4]	(0.000)[5]	(112)	(112)
1/22/2046	1/22/2036 [6]	1,990 [1]	0.000 [5]	(4.781)[4]	(24)	(24)
6/25/2046	6/25/2036 [6]	21,930 [1]	4.470 [4]	(0.000)[5]	(113)	(113)
7/20/2056	7/20/2026 [6]	1,000 [1]	0.000 [5]	(4.235)[4]	(7)	(7)
					95	125

1Notional amount denominated in U.S. dollar.
2Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
3Interest payment received/(paid) at maturity.
4Interest payment received/(paid) annually.
5Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
6Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7Notional amount denominated in Canadian dollar.
8Interest payment received/(paid) semi-annually.
9Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
10Notional amount denominated in euro.
11Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2026, counterparties had deposited in segregated accounts cash of $20,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.  Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,670,913	—	2,670,913
Asset-Backed/Commercial Mortgage-Backed Securities	—	979,544	7,920	987,464
Corporate Bonds	—	2,507,526	—	2,507,526
Floating Rate Loan Interests	—	904	—	904
Sovereign Bonds	—	931,321	—	931,321
Taxable Municipal Bonds	—	1,947	—	1,947
Temporary Cash Investments	15,982	—	—	15,982
Options Purchased	79	3,371	—	3,450
Total	16,061	7,095,526	7,920	7,119,507
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(4,093)	—	(4,093)

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,345	—	—	5,345
Forward Currency Contracts	—	4,678	—	4,678
Swap Contracts[1]	—	1,597	—	1,597
Total	5,345	6,275	—	11,620
Liabilities
Options Written	—	(3,867)	—	(3,867)
Futures Contracts[1]	(6,700)	—	—	(6,700)
Forward Currency Contracts	—	(394)	—	(394)
Swap Contracts[1]	—	(1,764)	—	(1,764)
Total	(6,700)	(6,025)	—	(12,725)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.